UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 53.7%
Deutsche Emerging Markets Fixed Income Fund "Institutional" (a)	1,746,642	16,243,773
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	2,541,071	30,264,153
Deutsche Floating Rate Fund "Institutional" (a)	1,637,350	13,475,389
Deutsche Global Infrastructure Fund "Institutional" (a)	1,395,347	19,618,574
Deutsche Global Real Estate Securities Fund "Institutional" (a)	1,623,513	14,514,209
Deutsche Real Estate Securities Fund "Institutional" (a)	364,173	6,941,137
Total Mutual Funds (Cost $100,552,505)		101,057,235
Exchange-Traded Funds 36.8%
iShares Global Infrastructure ETF	385,600	16,522,960
iShares JPMorgan USD Emerging Markets Bond ETF	61,600	6,949,712
iShares U.S. Preferred Stock ETF	249,000	9,352,440
ProShares Short VIX Short-Term Futures ETF*	164,000	1,925,360
SPDR Bloomberg Barclays Convertible Securities ETF	521,820	26,957,221
VanEck Vectors JPMorgan EM Local Currency Bond ETF	380,598	7,459,721
Total Fixed Income - Exchange-Traded Funds (Cost $69,737,677)		69,167,414
Cash Equivalents 9.4%
Deutsche Central Cash Management Government Fund, 1.64% (a) (b) (Cost $17,647,626)	17,647,626	17,647,626
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $187,937,808)	99.9	187,872,275
Other Assets and Liabilities, Net	0.1	195,777
Net Assets	100.0	188,068,052

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Mutual Funds 53.7%
Deutsche Emerging Markets Fixed Income Fund "Institutional" (a)
16,551,326	191,919	—	—	(499,472)	191,919	—	1,746,642	16,243,773
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)
25,128,692	5,210,603	—	—	(75,142)	40,602	—	2,541,071	30,264,153
Deutsche Floating Rate Fund "Institutional" (a)
13,334,203	124,970	—	—	16,216	124,969	—	1,637,350	13,475,389
Deutsche Global Infrastructure Fund "Institutional" (a)
20,825,265	58,566	—	—	(1,265,257)	58,567	—	1,395,347	19,618,574
Deutsche Global Real Estate Securities Fund "Institutional" (a)
14,968,792	—	—	—	(454,583)	—	—	1,623,513	14,514,209
Deutsche Real Estate Securities Fund "Institutional" (a)
7,376,866	34,493	—	—	(470,222)	34,493	—	364,173	6,941,137
Cash Equivalents 9.4%
Deutsche Central Cash Management Government Fund, 1.64% (a) (b)
12,941,460	18,974,013	14,267,847	—	—	40,912	—	17,647,626	17,647,626
111,126,604	24,594,564	14,267,847	—	(2,748,460)	491,462	—	26,955,722	118,704,861

*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EM: Emerging Markets
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$101,057,235	$—	$—	$101,057,235
Exchange-Traded Funds	69,167,414	—	—	69,167,414
Short-Term Investments	17,647,626	—	—	17,647,626
Total	$187,872,275	$—	$—	$187,872,275

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Global Equity VIP

	Shares	Value ($)
Common Stocks 98.5%
Australia 0.9%
Australia & New Zealand Banking Group Ltd. (Cost $285,390)	13,000	271,575
Canada 7.0%
Agnico Eagle Mines Ltd.	8,950	376,526
Alimentation Couche-Tard, Inc. "B"	6,300	282,005
Brookfield Asset Management, Inc. "A"	18,200	709,438
Canada Goose Holdings, Inc.*	8,300	277,730
Toronto-Dominion Bank	6,600	374,530
(Cost $1,347,713)		2,020,229
China 7.5%
Alibaba Group Holding Ltd. (ADR)*	2,500	458,850
China Life Insurance Co., Ltd. "H"	131,000	365,640
China Literature Ltd. 144A*	14	131
New Oriental Education & Technology Group, Inc. (ADR)	2,455	215,181
Ping An Insurance (Group) Co. of China Ltd. "H"	41,500	428,473
Tencent Holdings Ltd.	13,500	720,727
(Cost $1,733,447)		2,189,002
Finland 1.1%
Sampo Oyj "A" (Cost $249,467)	5,500	307,383
France 4.8%
Air Liquide SA	1,500	184,105
SEB SA	950	181,659
TOTAL SA	5,300	301,534
VINCI SA	4,400	434,000
Vivendi SA	11,300	292,183
(Cost $1,446,538)		1,393,481
Germany 9.5%
adidas AG	610	147,850
Allianz SE (Registered)	2,900	656,323
BASF SE	2,720	276,578
Deutsche Boerse AG	2,300	313,294
Evonik Industries AG	8,175	288,526
Fresenius Medical Care AG & Co. KGaA	6,900	704,595
Siemens AG (Registered)	2,800	357,824
(Cost $2,241,171)		2,744,990
Ireland 1.4%
Kerry Group PLC "A" (a)	3,721	377,761
Kerry Group PLC "A" (a)	379	38,264
(Cost $278,106)		416,025
Japan 3.3%
Komatsu Ltd.	7,400	247,490
Mitsubishi UFJ Financial Group, Inc.	39,500	262,149
Omron Corp.	2,600	152,826
SMC Corp.	700	286,541
(Cost $972,639)		949,006
Luxembourg 1.3%
Eurofins Scientific (Cost $150,981)	700	370,807
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $177,866)	136,600	212,322
Netherlands 1.1%
Heineken NV (Cost $305,282)	2,900	312,467
Norway 0.6%
Marine Harvest ASA (Cost $93,652)	8,200	165,317
Sweden 1.6%
Alfa Laval AB	9,300	220,524
Assa Abloy AB "B"	10,800	233,390
(Cost $418,522)		453,914
Switzerland 4.6%
Comet Holding AG (Registered)*	1,400	194,379
Lonza Group AG (Registered)*	2,700	639,050
Nestle SA (Registered)	5,509	435,521
u-blox Holding AG*	450	81,215
(Cost $841,953)		1,350,165
United Kingdom 5.1%
Aon PLC (b)	2,450	343,809
Compass Group PLC	22,300	455,227
Halma PLC	23,900	396,117
Spirax-Sarco Engineering PLC	3,650	295,628
(Cost $1,015,623)		1,490,781
United States 48.0%
A.O. Smith Corp.	3,500	222,565
Activision Blizzard, Inc.	7,600	512,696
Alphabet, Inc. "A"*	580	601,541
American Express Co.	3,200	298,496
AMETEK, Inc.	6,800	516,596
Amphenol Corp. "A"	8,400	723,492
Apple, Inc.	1,779	298,481
Applied Materials, Inc.	8,800	489,368
Becton, Dickinson & Co.	2,705	586,173
Biogen, Inc.*	660	180,721
Bristol-Myers Squibb Co.	3,250	205,563
CBRE Group, Inc. "A"*	4,700	221,934
Celgene Corp.*	3,500	312,235
Danaher Corp.	6,300	616,833
Ecolab, Inc.	2,460	337,192
EOG Resources, Inc.	3,300	347,391
EPAM Systems, Inc.*	2,100	240,492
Evolent Health, Inc. "A"*	13,400	190,950
Facebook, Inc. "A"*	2,330	372,311
Fidelity National Information Services, Inc.	3,000	288,900
Intuit, Inc.	1,600	277,360
JPMorgan Chase & Co.	6,664	732,840
LKQ Corp.*	7,700	292,215
Mastercard, Inc. "A"	4,140	725,162
McDonald's Corp.	1,840	287,739
Microsoft Corp.	3,200	292,064
MSC Industrial Direct Co., Inc. "A"	2,460	225,607
Oracle Corp.	5,300	242,475
Progressive Corp.	15,200	926,136
Schlumberger Ltd.	4,500	291,510
Scotts Miracle-Gro Co.	2,200	188,650
ServiceNow, Inc.*	1,000	165,450
T-Mobile U.S., Inc.*	7,500	457,800
TJX Companies, Inc.	4,200	342,552
Union Pacific Corp.	1,900	255,417
Zoetis, Inc.	7,800	651,378
(Cost $9,547,155)		13,918,285
Total Common Stocks (Cost $21,105,505)		28,565,749
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 1.64% (c) (Cost $317,714)	317,714	317,714
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,423,219)	99.6	28,883,463
Other Assets and Liabilities, Net	0.4	128,916
Net Assets	100.0	29,012,379

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 0.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.56% (c) (d)
395,119	—	395,119	—	—	176	—	—	—
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 1.64% (c)
480,743	3,153,883	3,316,912	—	—	1,156	—	317,714	317,714
875,862	3,153,883	3,713,031	—	—	1,332	—	317,714	317,714

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At March 31, 2018 the Deutsche Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Information Technology	7,233,906	25%
Financials	5,990,086	21%
Health Care	4,670,627	16%
Industrials	3,295,582	11%
Consumer Discretionary	2,492,467	9%
Materials	1,651,577	6%
Consumer Staples	1,611,335	6%
Energy	940,435	3%
Telecommunication Services	457,800	2%
Real Estate	221,934	1%
Total	28,565,749	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$271,575	$—	$271,575
Canada	2,020,229	—	—	2,020,229
China	674,031	1,514,971	—	2,189,002
Finland	—	307,383	—	307,383
France	—	1,393,481	—	1,393,481
Germany	—	2,744,990	—	2,744,990
Ireland	—	416,025	—	416,025
Japan	—	949,006	—	949,006
Luxembourg	—	370,807	—	370,807
Malaysia	—	212,322	—	212,322
Netherlands	—	312,467	—	312,467
Norway	—	165,317	—	165,317
Sweden	—	453,914	—	453,914
Switzerland	—	1,350,165	—	1,350,165
United Kingdom	343,809	1,146,972	—	1,490,781
United States	13,918,285	—	—	13,918,285
Short-Term Investments	317,714	—	—	317,714
Total	$17,274,068	$11,609,395	$—	$28,883,463

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended March 31, 2018, the amount of transfers between Level 1 and Level 2 was $150.

Transfers between price levels are recognized at the beginning of the reporting period.

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche International Growth VIP

	Shares	Value ($)
Common Stocks 96.8%
Australia 1.1%
Australia & New Zealand Banking Group Ltd. (Cost $205,001)	9,192	192,025
Brazil 0.3%
Pagseguro Digital Ltd. "A"* (a) (Cost $29,541)	1,374	52,652
Canada 8.9%
Agnico Eagle Mines Ltd.	5,996	252,248
Alimentation Couche-Tard, Inc. "B"	3,700	165,622
Brookfield Asset Management, Inc. "A"	9,600	374,209
Canada Goose Holdings, Inc.*	5,311	177,713
Canadian National Railway Co.	2,973	217,284
Gildan Activewear, Inc.	4,987	144,034
Toronto-Dominion Bank	4,770	270,683
(Cost $1,240,811)		1,601,793
China 7.9%
Alibaba Group Holding Ltd. (ADR)* (b)	1,670	306,512
China Life Insurance Co., Ltd. "H"	74,000	206,545
China Literature Ltd. 144A*	6	56
Minth Group Ltd.	26,870	123,254
New Oriental Education & Technology Group, Inc. (ADR)	1,467	128,583
Ping An Insurance (Group) Co. of China Ltd. "H"	29,000	299,415
Sogou, Inc. (ADR)* (b)	1,116	9,207
Tencent Holdings Ltd.	6,300	336,339
(Cost $1,038,155)		1,409,911
Denmark 0.6%
Chr Hansen Holding AS (Cost $102,932)	1,174	101,159
Finland 1.0%
Sampo Oyj "A" (Cost $154,296)	3,207	179,232
France 12.7%
Air Liquide SA	2,152	264,129
Capgemini SE	2,540	317,549
LVMH Moet Hennessy Louis Vuitton SE	900	277,904
Schneider Electric SE*	2,680	236,329
SEB SA	520	99,434
SMCP SA 144A*	8,560	209,213
Teleperformance	958	148,822
TOTAL SA (b)	4,823	274,396
VINCI SA	2,689	265,233
Vivendi SA	7,235	187,075
(Cost $2,177,327)		2,280,084
Germany 14.3%
adidas AG	375	90,891
Allianz SE (Registered)	1,500	339,477
BASF SE	2,275	231,329
Continental AG	750	207,503
Deutsche Boerse AG	2,000	272,430
Deutsche Post AG (Registered)	4,850	212,299
Evonik Industries AG	5,500	194,116
Fresenius Medical Care AG & Co. KGaA	3,930	401,313
Infineon Technologies AG	3,351	90,117
OSRAM Licht AG	1,643	121,007
SAP SE	1,300	136,041
Siemens AG (Registered)	2,000	255,589
(Cost $2,333,877)		2,552,112
Hong Kong 0.7%
Techtronic Industries Co., Ltd. (Cost $52,263)	22,097	130,626
Indonesia 1.3%
PT Arwana Citramulia Tbk	621,918	14,477
PT Bank Rakyat Indonesia Persero Tbk	822,700	215,258
(Cost $206,264)		229,735
Ireland 1.1%
Kerry Group PLC "A" (Cost $134,923)	1,998	202,840
Italy 0.7%
Luxottica Group SpA (Cost $125,967)	2,100	130,604
Japan 7.7%
Bandai Namco Holdings, Inc.	2,700	87,264
FANUC Corp.	700	178,740
Hoya Corp.	3,500	176,971
Keyence Corp.	300	188,160
Komatsu Ltd.	4,500	150,500
MISUMI Group, Inc.	5,011	139,128
Mitsubishi UFJ Financial Group, Inc.	32,500	215,693
Murata Manufacturing Co., Ltd.	700	96,708
Omron Corp.	2,400	141,070
(Cost $1,212,836)		1,374,234
Korea 1.3%
Samsung Electronics Co., Ltd. (Cost $207,249)	98	228,430
Luxembourg 1.2%
Eurofins Scientific (Cost $103,361)	400	211,890
Macau 0.7%
Sands China Ltd. (Cost $113,186)	22,000	119,882
Malaysia 1.0%
IHH Healthcare Bhd. (Cost $158,818)	114,000	177,194
Netherlands 3.7%
ASML Holding NV	1,272	252,792
Core Laboratories NV (a)	772	83,546
ING Groep NV	18,900	320,248
(Cost $585,341)		656,586
Norway 0.5%
Marine Harvest ASA (Cost $47,889)	4,156	83,787
Singapore 2.0%
DBS Group Holdings Ltd. (Cost $264,978)	17,000	362,823
South Africa 0.8%
Naspers Ltd. "N" (Cost $125,568)	552	136,645
Spain 1.2%
Banco Santander SA (Cost $212,797)	32,354	211,618
Sweden 2.0%
Assa Abloy AB "B"	8,900	192,331
Nobina AB 144A	25,600	166,120
(Cost $273,043)		358,451
Switzerland 7.2%
Julius Baer Group Ltd.*	2,800	172,565
Lonza Group AG (Registered)*	1,750	414,199
Nestle SA (Registered)	3,425	270,768
Novartis AG (Registered)	3,130	252,657
Roche Holding AG (Genusschein)	801	183,857
(Cost $1,126,704)		1,294,046
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $139,216)	23,000	195,391
United Kingdom 7.8%
Clinigen Healthcare Ltd.	5,959	74,603
Compass Group PLC	13,264	270,768
ConvaTec Group PLC 144A	28,738	80,773
Experian PLC	12,200	263,614
Halma PLC	6,268	103,886
Prudential PLC	9,884	247,635
Reckitt Benckiser Group PLC	1,564	132,589
RELX NV	4,495	93,258
Smith & Nephew PLC	7,253	135,753
(Cost $1,293,050)		1,402,879
United States 8.0%
Activision Blizzard, Inc.	2,738	184,705
Allergan PLC	540	90,877
Amphenol Corp. "A"	1,160	99,911
Booking Holdings, Inc.*	50	104,019
Celgene Corp.*	961	85,731
Ecolab, Inc.	704	96,497
EPAM Systems, Inc.*	909	104,099
Marsh & McLennan Companies, Inc.	2,176	179,716
Mastercard, Inc. "A"	992	173,759
NVIDIA Corp.	489	113,248
Schlumberger Ltd.	1,736	112,458
Thermo Fisher Scientific, Inc.	438	90,429
(Cost $959,492)		1,435,449
Total Common Stocks (Cost $14,624,885)		17,312,078
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (c)	924	77
Parrot SA Expiration Date 12/22/2022* (c)	924	84
Total Warrants (Cost $0)		161
Preferred Stocks 0.2%
United States
Providence Service Corp. (c) (Cost $13,600)	136	23,579
Securities Lending Collateral 1.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (d) (e) (Cost $192,274)	192,274	192,274
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 1.64% (d) (Cost $452,187)	452,187	452,187
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,282,946)	100.6	17,980,279
Other Assets and Liabilities, Net	(0.6)	(100,986)
Net Assets	100.0	17,879,293

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 1.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (d) (e)
88,780	103,494	—	—	—	528	—	192,274	192,274
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 1.64% (d)
687,282	1,866,498	2,101,593	—	—	988	—	452,187	452,187
776,062	1,969,992	2,101,593	—	—	1,516	—	644,461	644,461

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $192,648 which is 1.1% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At March 31, 2018 the Deutsche International Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Financials	4,059,572	23%
Information Technology	3,130,737	18%
Industrials	2,654,731	15%
Consumer Discretionary	2,625,468	15%
Health Care	2,399,826	14%
Materials	1,139,478	7%
Consumer Staples	855,606	5%
Energy	470,400	3%
Total	17,335,818	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$192,025	$—	$192,025
Brazil	52,652	—	—	52,652
Canada	1,601,793	—	—	1,601,793
China	444,302	965,609	—	1,409,911
Denmark	—	101,159	—	101,159
Finland	—	179,232	—	179,232
France	—	2,280,084	—	2,280,084
Germany	—	2,552,112	—	2,552,112
Hong Kong	—	130,626	—	130,626
Indonesia	—	229,735	—	229,735
Ireland	—	202,840	—	202,840
Italy	—	130,604	—	130,604
Japan	—	1,374,234	—	1,374,234
Korea	—	228,430	—	228,430
Luxembourg	—	211,890	—	211,890
Macau	—	119,882	—	119,882
Malaysia	—	177,194	—	177,194
Netherlands	83,546	573,040	—	656,586
Norway	—	83,787	—	83,787
Singapore	—	362,823	—	362,823
South Africa	—	136,645	—	136,645
Spain	—	211,618	—	211,618
Sweden	—	358,451	—	358,451
Switzerland	—	1,294,046	—	1,294,046
Taiwan	—	195,391	—	195,391
United Kingdom	—	1,402,879	—	1,402,879
United States	1,435,449	—	—	1,435,449
Warrants	—	—	161	161
Preferred Stocks	—	—	23,579	23,579
Short-Term Investments (f)	644,461	—	—	644,461
Total	$4,262,203	$13,694,336	$23,740	$17,980,279

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended March 31, 2018, the amount of the transfers between Level 1 and Level 2 was $197,775.
Transfers between price levels are recognized at the beginning of the reporting period.
(f) See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Global Income Builder VIP

		Shares	Value ($)
Common Stocks 54.3%
Consumer Discretionary 7.0%
Auto Components 0.3%
Bridgestone Corp.		3,605	158,608
Nokian Renkaat Oyj		4,884	222,705
			381,313
Automobiles 1.4%
Daimler AG (Registered)		3,028	257,120
Ford Motor Co.		31,436	348,311
General Motors Co.		6,444	234,175
Honda Motor Co., Ltd.		5,050	174,791
Nissan Motor Co., Ltd.		34,285	355,453
Subaru Corp.		4,700	155,696
Toyota Motor Corp.		6,500	423,199
			1,948,745
Diversified Consumer Services 0.2%
New Oriental Education & Technology Group, Inc. (ADR)		2,500	219,125
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.		3,220	211,168
Darden Restaurants, Inc.		1,664	141,856
Las Vegas Sands Corp.		3,460	248,774
McDonald's Corp.		1,933	302,282
Sands China Ltd.		28,000	152,577
Starbucks Corp.		3,655	211,588
TUI AG		10,982	235,744
			1,503,989
Household Durables 1.0%
Berkeley Group Holdings PLC		3,037	161,302
Garmin Ltd.		3,339	196,767
Leggett & Platt, Inc.		3,992	177,085
Persimmon PLC		8,079	287,572
Sekisui House Ltd.		12,454	228,796
Taylor Wimpey PLC		123,775	320,490
			1,372,012
Internet & Direct Marketing Retail 0.8%
Amazon.com, Inc.*		600	868,404
Ctrip.com International Ltd. (ADR)*		3,300	153,846
JD.com, Inc. (ADR)*		3,600	145,764
			1,168,014
Leisure Products 0.1%
Sankyo Co., Ltd.		4,500	157,059
Media 1.4%
Comcast Corp. "A"		8,875	303,259
Eutelsat Communications SA		7,988	158,847
Interpublic Group of Companies, Inc.		8,495	195,640
Omnicom Group, Inc.		2,609	189,596
Pearson PLC		19,712	207,565
ProSiebenSat.1 Media SE		4,087	142,300
Shaw Communications, Inc. "B"		13,487	259,826
Time Warner, Inc.		2,244	212,237
Walt Disney Co.		2,600	261,144
			1,930,414
Multiline Retail 0.2%
Marks & Spencer Group PLC		50,104	190,435
Target Corp.		2,046	142,054
			332,489
Specialty Retail 0.2%
Home Depot, Inc.		1,954	348,281
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.		3,189	167,773
VF Corp.		3,810	282,397
			450,170
Consumer Staples 4.0%
Beverages 0.8%
Ambev SA (ADR)		22,302	162,135
Anheuser-Busch InBev SA		1,532	168,324
Coca-Cola Co.		9,798	425,527
PepsiCo, Inc.		3,144	343,168
			1,099,154
Food & Staples Retailing 0.8%
Casino Guichard Perrachon SA		2,890	141,646
CVS Health Corp.		2,711	168,651
Lawson, Inc.		3,000	205,198
Sysco Corp.		2,611	156,556
Walmart, Inc.		3,201	284,793
Wesfarmers Ltd.		5,679	182,092
			1,138,936
Food Products 0.9%
Archer-Daniels-Midland Co.		3,600	156,132
General Mills, Inc.		3,789	170,732
Kellogg Co.		2,455	159,600
Kraft Heinz Co.		2,443	152,175
Nestle SA (Registered)		5,756	455,048
The Hershey Co.		1,549	153,289
			1,246,976
Household Products 0.6%
Colgate-Palmolive Co.		2,745	196,762
Kimberly-Clark Corp.		1,386	152,640
Procter & Gamble Co.		6,184	490,267
			839,669
Tobacco 0.9%
Altria Group, Inc.		5,475	341,202
British American Tobacco PLC		1,033	59,825
British American Tobacco PLC (ADR)		1,864	107,534
Imperial Brands PLC		4,796	163,215
Japan Tobacco, Inc.		6,577	188,518
Philip Morris International, Inc.		4,334	430,800
			1,291,094
Energy 4.4%
Oil, Gas & Consumable Fuels
BP PLC		60,114	404,806
Chevron Corp.		4,262	486,038
Enagas SA		6,122	167,855
Enbridge, Inc.		5,395	169,687
Eni SpA		11,746	206,865
Exxon Mobil Corp.		9,940	741,623
Gazprom PJSC (ADR)		109,364	539,165
JXTG Holdings, Inc.		25,985	159,510
LUKOIL PJSC (ADR)		8,337	577,087
Neste Oyj		2,221	154,703
Occidental Petroleum Corp.		3,666	238,143
ONEOK, Inc.		3,375	192,105
Pembina Pipeline Corp.		4,840	151,021
Phillips 66		1,653	158,556
Repsol SA		9,214	163,911
Royal Dutch Shell PLC "A"		13,417	422,037
Royal Dutch Shell PLC "B"		11,323	363,073
Snam SpA		38,436	176,635
TOTAL SA		5,529	314,562
TransCanada Corp.		3,510	145,157
Valero Energy Corp.		1,965	182,293
			6,114,832
Financials 7.5%
Banks 4.7%
Australia & New Zealand Banking Group Ltd.		6,965	145,502
Bank of America Corp.		15,500	464,845
Bank of Montreal		2,152	162,559
Bank of Nova Scotia		3,536	217,811
BB&T Corp.		2,817	146,597
Canadian Imperial Bank of Commerce		2,175	191,983
Citigroup, Inc.		3,600	243,000
Commonwealth Bank of Australia		3,517	197,127
Hang Seng Bank Ltd.		6,200	144,280
HSBC Holdings PLC		40,659	380,249
ICICI Bank Ltd. (ADR)		16,300	144,255
Intesa Sanpaolo SpA		52,628	191,800
Intesa Sanpaolo SpA (RSP)		39,767	150,702
Itau Unibanco Holding SA (ADR) (Preferred)		11,662	181,927
Japan Post Bank Co., Ltd.		11,400	154,773
JPMorgan Chase & Co.		6,200	681,814
Mizuho Financial Group, Inc.		86,373	157,149
National Australia Bank Ltd.		9,104	200,988
Nordea Bank AB		17,474	186,738
People's United Financial, Inc.		8,696	162,267
PNC Financial Services Group, Inc.		1,050	158,802
Royal Bank of Canada		3,334	257,538
Sberbank of Russia PJSC (ADR)		20,525	382,791
Skandinaviska Enskilda Banken AB "A"		13,471	141,532
Swedbank AB "A"		6,797	152,541
Toronto-Dominion Bank		4,034	228,917
U.S. Bancorp.		3,673	185,486
Wells Fargo & Co.		7,268	380,916
Westpac Banking Corp.		8,897	197,322
			6,592,211
Capital Markets 0.2%
CME Group, Inc.		1,417	229,186
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. "B"*		1,500	299,220
Insurance 2.3%
Admiral Group PLC		6,369	164,992
Ageas		3,154	163,074
Allianz SE (Registered)		777	175,849
American Financial Group, Inc.		1,400	157,108
Baloise Holding AG (Registered)		1,049	160,561
Chubb Ltd.		1,200	164,124
Direct Line Insurance Group PLC		30,062	161,202
Japan Post Holdings Co., Ltd.		13,500	164,099
Legal & General Group PLC		44,163	160,374
MetLife, Inc.		3,553	163,047
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		703	163,559
Poste Italiane SpA 144A		28,371	259,515
Power Financial Corp.		6,250	156,499
Sampo Oyj "A"		4,514	252,277
Swiss Re AG		2,827	288,102
The Travelers Companies, Inc.		1,149	159,550
Zurich Insurance Group AG*		917	301,648
			3,215,580
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		15,496	201,913
Health Care 4.8%
Biotechnology 0.8%
AbbVie, Inc.		3,970	375,761
Amgen, Inc.		2,129	362,952
Gilead Sciences, Inc.		4,611	347,623
			1,086,336
Health Care Equipment & Supplies 0.3%
Abbott Laboratories		2,700	161,784
Medtronic PLC		3,204	257,025
			418,809
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.		1,700	363,800
Pharmaceuticals 3.5%
Astellas Pharma, Inc.		17,300	265,120
AstraZeneca PLC		3,800	260,665
Bristol-Myers Squibb Co.		4,024	254,518
Daiichi Sankyo Co., Ltd.		4,600	153,973
Eli Lilly & Co.		2,754	213,077
GlaxoSmithKline PLC		19,937	388,525
Johnson & Johnson		6,004	769,412
Merck & Co., Inc.		6,911	376,442
Mitsubishi Tanabe Pharma Corp.		9,400	188,159
Novartis AG (Registered)		5,070	409,257
Orion Oyj "B" (a)		4,833	148,141
Otsuka Holdings Co., Ltd.		3,100	155,622
Pfizer, Inc.		17,143	608,405
Roche Holding AG (Genusschein)		1,410	323,643
Sanofi		2,257	181,433
Takeda Pharmaceutical Co., Ltd.		3,800	184,995
			4,881,387
Industrials 6.2%
Aerospace & Defense 1.1%
BAE Systems PLC		20,370	166,793
Boeing Co.		1,008	330,503
Harris Corp.		1,045	168,538
Lockheed Martin Corp.		856	289,268
Northrop Grumman Corp.		500	174,560
Raytheon Co.		1,153	248,841
United Technologies Corp.		1,844	232,012
			1,610,515
Air Freight & Logistics 0.2%
Royal Mail PLC		20,747	157,608
United Parcel Service, Inc. "B"		1,474	154,269
			311,877
Airlines 0.1%
Japan Airlines Co., Ltd.		4,000	162,910
Building Products 0.1%
Johnson Controls International PLC		4,940	174,086
Commercial Services & Supplies 0.5%
Park24 Co., Ltd.		6,300	171,622
Quad Graphics, Inc.		2	51
Republic Services, Inc.		3,446	228,228
Waste Management, Inc.		3,018	253,874
			653,775
Construction & Engineering 0.5%
Kajima Corp.		17,000	159,856
Obayashi Corp.		14,200	156,504
Skanska AB "B"		8,366	171,589
Taisei Corp.		3,200	164,142
			652,091
Electrical Equipment 0.4%
ABB Ltd. (Registered)		7,643	181,914
Eaton Corp. PLC		2,748	219,593
Emerson Electric Co.		3,083	210,569
			612,076
Industrial Conglomerates 0.7%
3M Co.		1,514	332,353
General Electric Co.		14,196	191,362
Honeywell International, Inc.		2,012	290,754
Siemens AG (Registered)		1,236	157,954
			972,423
Machinery 1.0%
Caterpillar, Inc.		1,336	196,900
Cummins, Inc.		990	160,469
Deere & Co.		1,030	159,980
Illinois Tool Works, Inc.		1,250	195,825
Ingersoll-Rand PLC		1,770	151,353
Kone Oyj "B"		4,834	241,377
PACCAR, Inc.		2,300	152,191
Stanley Black & Decker, Inc.		1,068	163,617
			1,421,712
Marine 0.1%
Kuehne + Nagel International AG (Registered)		970	152,797
Professional Services 0.4%
Adecco Group AG (Registered)		2,197	156,479
Nielsen Holdings PLC		5,711	181,553
SGS SA (Registered)		91	223,658
			561,690
Road & Rail 0.2%
Union Pacific Corp.		1,629	218,986
Trading Companies & Distributors 0.9%
Fastenal Co.		3,203	174,852
ITOCHU Corp.		12,139	237,410
Marubeni Corp.		27,249	199,069
Mitsubishi Corp.		6,800	183,022
Mitsui & Co., Ltd.		11,451	197,610
Sumitomo Corp.		13,466	226,062
			1,218,025
Information Technology 10.4%
Communications Equipment 0.6%
Cisco Systems, Inc.		12,462	534,495
Motorola Solutions, Inc.		1,748	184,064
Nokia Oyj		31,797	176,058
			894,617
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.		5,483	152,866
TE Connectivity Ltd.		1,582	158,042
			310,908
Internet Software & Services 2.4%
Alibaba Group Holding Ltd. (ADR)*		1,839	337,530
Alphabet, Inc. "A"*		500	518,570
Alphabet, Inc. "C"*		535	552,008
Baidu, Inc. (ADR)*		936	208,906
Facebook, Inc. "A"*		4,298	686,777
Mixi, Inc.		3,900	146,340
NetEase, Inc. (ADR)		1,252	351,048
Tencent Holdings Ltd. (ADR)		5,993	319,367
Yahoo Japan Corp. (a)		36,200	169,674
			3,290,220
IT Services 2.0%
Accenture PLC "A"		1,920	294,720
Automatic Data Processing, Inc.		1,805	204,831
Broadridge Financial Solutions, Inc.		1,643	180,221
Fidelity National Information Services, Inc.		1,826	175,844
Infosys Ltd. (ADR)		10,900	194,565
International Business Machines Corp.		2,825	433,440
Leidos Holdings, Inc.		2,500	163,500
Mastercard, Inc. "A"		1,930	338,059
Otsuka Corp.		3,200	163,351
Paychex, Inc.		3,101	190,990
Visa, Inc. "A"		2,753	329,314
Western Union Co.		10,379	199,588
			2,868,423
Semiconductors & Semiconductor Equipment 1.9%
Analog Devices, Inc.		2,110	192,284
Broadcom Ltd.		900	212,085
Disco Corp.		700	150,446
Intel Corp.		10,534	548,611
KLA-Tencor Corp.		1,578	172,018
Maxim Integrated Products, Inc.		3,228	194,390
Microchip Technology, Inc.		1,696	154,947
NVIDIA Corp.		700	162,113
QUALCOMM, Inc.		4,981	275,997
Texas Instruments, Inc.		2,796	290,477
Tokyo Electron Ltd.		800	147,545
Xilinx, Inc.		2,097	151,487
			2,652,400
Software 1.4%
CA, Inc.		6,383	216,384
Intuit, Inc.		876	151,854
Microsoft Corp.		14,114	1,288,185
Oracle Corp.		6,029	275,827
			1,932,250
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.		9,490	1,592,232
Canon, Inc.		6,474	236,814
HP, Inc.		7,676	168,258
Samsung Electronics Co., Ltd. (GDR)		261	299,106
Seagate Technology PLC		3,100	181,412
Xerox Corp.		5,338	153,628
			2,631,450
Materials 1.0%
Chemicals 0.6%
Air Products & Chemicals, Inc.		944	150,124
DowDuPont, Inc.		4,704	299,692
GEO Specialty Chemicals, Inc.* (b)		54,492	12,261
Givaudan SA (Registered)		71	161,706
LyondellBasell Industries NV "A"		1,644	173,738
			797,521
Metals & Mining 0.3%
MMC Norilsk Nickel PJSC (ADR) (a)		19,064	356,497
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		5,684	211,355
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust		81,300	163,662
AvalonBay Communities, Inc.		1,111	182,715
Brixmor Property Group, Inc.		10,900	166,225
Camden Property Trust		2,000	168,360
CapitaLand Mall Trust		104,500	166,642
Crown Castle International Corp.		1,799	197,188
H&R Real Estate Investment Trust (Units)		11,100	181,188
HCP, Inc.		7,354	170,833
Iron Mountain, Inc.		8,307	272,968
Japan Real Estate Investment Corp.		32	166,114
Kimco Realty Corp.		11,600	167,040
Liberty Property Trust		4,100	162,893
Mid-America Apartment Communities, Inc.		1,800	164,232
National Retail Properties, Inc.		5,494	215,694
Nomura Real Estate Master Fund, Inc.		113	157,303
Prologis, Inc.		2,615	164,719
Public Storage		981	196,583
Realty Income Corp.		4,057	209,869
RioCan Real Estate Investment Trust		11,879	217,968
Simon Property Group, Inc.		1,200	185,220
Stockland		53,459	166,074
Ventas, Inc.		4,275	211,741
Vicinity Centres		100,545	186,817
Welltower, Inc.		4,424	240,798
			4,482,846
Telecommunication Services 3.9%
Diversified Telecommunication Services 3.1%
AT&T, Inc.		20,630	735,459
BCE, Inc.		5,869	252,554
BT Group PLC		74,516	238,134
Deutsche Telekom AG (Registered)		9,723	158,720
Elisa Oyj		4,450	201,535
Nippon Telegraph & Telephone Corp.		5,400	251,307
Orange SA		9,873	168,004
Proximus SA		5,667	175,999
Singapore Telecommunications Ltd.		80,645	209,247
Swisscom AG (Registered)		527	261,660
Telefonica Deutschland Holding AG		34,540	162,629
Telefonica SA		15,984	158,498
Telenor ASA		6,910	156,169
Telia Co. AB		42,553	200,492
Telstra Corp., Ltd.		71,491	173,140
TELUS Corp.		6,688	234,847
Verizon Communications, Inc.		13,133	628,020
			4,366,414
Wireless Telecommunication Services 0.8%
KDDI Corp.		9,400	242,442
NTT DoCoMo, Inc.		14,769	376,933
Tele2 AB "B"		13,509	162,525
Vodafone Group PLC		138,801	379,300
			1,161,200
Utilities 1.9%
Electric Utilities 1.1%
American Electric Power Co., Inc.		2,484	170,378
Duke Energy Corp.		2,621	203,049
EDP - Energias de Portugal SA		44,886	171,020
Entergy Corp.		1,950	153,621
Exelon Corp.		4,329	168,874
Fortum Oyj (a)		7,123	153,332
NextEra Energy, Inc.		1,086	177,376
PPL Corp.		5,688	160,914
Southern Co.		4,385	195,834
			1,554,398
Multi-Utilities 0.8%
CenterPoint Energy, Inc.		5,790	158,646
Consolidated Edison, Inc.		2,065	160,946
Dominion Energy, Inc.		2,099	141,535
Engie SA		10,203	170,624
National Grid PLC		15,264	171,427
Public Service Enterprise Group, Inc.		3,299	165,742
WEC Energy Group, Inc.		2,706	169,666
			1,138,586
Total Common Stocks (Cost $65,926,751)			76,202,762
Preferred Stocks 5.8%
Financials 2.4%
Bank of America Corp. Series Y, 6.5%		15,000	396,000
BB&T Corp. 5.625%		10,000	266,100
Capital One Financial Corp. Series G, 5.2%		10,000	247,400
Citigroup, Inc. Series S, 6.3%		15,000	394,350
Fifth Third Bancorp. Series I, 6.625%		10,000	291,500
JPMorgan Chase & Co. Series AA, 6.1%		15,000	395,850
KeyCorp Series E, 6.125%		10,000	282,200
Morgan Stanley Series K, 5.85%		10,000	260,900
The Goldman Sachs Group, Inc. Series J, 5.5%		17,000	452,710
Wells Fargo & Co. Series Y, 5.625%		15,000	375,750
			3,362,760
Industrials 0.5%
General Electric Co. 4.7%		30,000	739,500
Real Estate 1.5%
AGNC Investment Corp. Series B, 7.75% (REIT)		18,000	462,960
AGNC Investment Corp. Series C, 7.0% (REIT)		14,427	367,600
Kimco Realty Corp. Series L, 5.125% (REIT)		15,000	330,300
Prologis, Inc. Series Q, 8.54% (REIT)		164	10,906
Simon Property Group, Inc. Series J, 8.375% (REIT)		8,000	565,360
VEREIT, Inc. Series F, 6.7% (REIT)		15,000	381,000
			2,118,126
Telecommunication Services 0.6%
Verizon Communications, Inc. 5.9%		30,000	793,800
Utilities 0.8%
Dominion Energy, Inc. Series A, 5.25%		30,000	727,200
Southern Co. 5.25%		15,000	364,500
			1,091,700
Total Preferred Stocks (Cost $8,377,555)			8,105,886
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029*(b) (Cost $30,283)		170	5,001
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 11.5%
Consumer Discretionary 2.7%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025		200,000	190,440
Altice Financing SA, 144A, 7.5%, 5/15/2026		400,000	392,000
Altice France SA, 144A, 7.375%, 5/1/2026		300,000	285,750
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)		350,000	349,125
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		300,000	305,250
Cablevision Systems Corp., 5.875%, 9/15/2022		300,000	297,660
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		500,000	500,000
Charter Communications Operating LLC, 3.75%, 2/15/2028		160,000	147,030
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		400,000	383,000
144A, 10.125%, 1/15/2023		200,000	222,000
Expedia Group, Inc., 3.8%, 2/15/2028		180,000	167,173
General Motors Co., 6.6%, 4/1/2036		30,000	34,382
Nordstrom, Inc.:
4.0%, 3/15/2027		65,000	63,330
5.0%, 1/15/2044		100,000	93,953
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		350,000	336,875
			3,767,968
Consumer Staples 0.5%
B&G Foods, Inc., 5.25%, 4/1/2025		100,000	93,155
BAT Capital Corp., 144A, 4.54%, 8/15/2047		75,000	74,193
FAGE International SA, 144A, 5.625%, 8/15/2026		300,000	279,000
Kraft Heinz Foods Co., 4.375%, 6/1/2046		210,000	192,567
Molson Coors Brewing Co., 4.2%, 7/15/2046		40,000	37,808
			676,723
Energy 2.4%
Canadian Natural Resources Ltd., 4.95%, 6/1/2047		60,000	62,591
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		200,000	209,250
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025		65,000	62,887
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		700,000	705,250
Enbridge, Inc., 5.5%, 7/15/2077		200,000	190,000
Energy Transfer Equity LP, 5.5%, 6/1/2027		100,000	100,250
Energy Transfer Partners LP:
4.5%, 11/1/2023		40,000	40,514
5.95%, 10/1/2043		30,000	30,138
EnLink Midstream Partners LP, 5.45%, 6/1/2047		90,000	88,387
Hess Corp., 5.8%, 4/1/2047		75,000	78,837
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		200,000	198,000
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		110,000	102,356
MEG Energy Corp., 144A, 6.5%, 1/15/2025 (a)		200,000	194,000
Oasis Petroleum, Inc., 6.875%, 3/15/2022		100,000	101,424
Plains All American Pipeline LP:
2.85%, 1/31/2023		55,000	51,882
4.3%, 1/31/2043		95,000	80,515
Range Resources Corp., 5.0%, 8/15/2022		200,000	193,500
Southwestern Energy Co., 7.75%, 10/1/2027		100,000	101,750
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		20,000	18,604
Targa Resources Partners LP, 5.375%, 2/1/2027		200,000	199,250
Weatherford International Ltd., 9.875%, 2/15/2024 (a)		200,000	182,500
WPX Energy, Inc.:
5.25%, 9/15/2024		200,000	197,000
6.0%, 1/15/2022		200,000	205,500
			3,394,385
Financials 2.0%
BPCE SA, 144A, 4.875%, 4/1/2026		700,000	719,596
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	48,864
FS Investment Corp., 4.75%, 5/15/2022		70,000	70,688
HSBC Holdings PLC, 4.375%, 11/23/2026		200,000	199,181
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		30,000	30,854
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	54,289
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		40,000	43,786
Royal Bank of Scotland Group PLC, 7.5%, 8/10/2020		800,000	832,000
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	30,672
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		200,000	195,904
144A, 5.125%, 9/29/2023		350,000	337,750
Voya Financial, Inc., 4.8%, 6/15/2046		45,000	46,234
Westpac Banking Corp., 5.0%, 9/21/2027		300,000	277,458
			2,887,276
Health Care 0.3%
Allergan Funding SCS, 4.75%, 3/15/2045		9,000	8,830
Celgene Corp., 5.0%, 8/15/2045		30,000	31,254
Express Scripts Holding Co., 4.8%, 7/15/2046		50,000	50,756
HCA, Inc., 4.5%, 2/15/2027		350,000	337,750
Mylan NV, 5.25%, 6/15/2046		55,000	56,093
			484,683
Industrials 0.6%
Bombardier, Inc., 144A, 6.0%, 10/15/2022		300,000	297,375
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		175,000	171,447
United Rentals North America, Inc., 5.875%, 9/15/2026		350,000	364,000
			832,822
Information Technology 0.2%
Dell International LLC, 144A, 8.1%, 7/15/2036		30,000	36,473
Netflix, Inc., 4.375%, 11/15/2026		100,000	94,500
Pitney Bowes, Inc., 3.625%, 9/15/2020		45,000	44,550
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		90,000	89,004
			264,527
Materials 1.2%
AK Steel Corp., 7.0%, 3/15/2027 (a)		200,000	195,500
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		200,000	212,750
CF Industries, Inc., 144A, 4.5%, 12/1/2026		20,000	20,295
Constellium NV, 144A, 6.625%, 3/1/2025		250,000	253,125
Evraz Group SA, 144A, 5.375%, 3/20/2023		300,000	302,850
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		20,000	20,466
United States Steel Corp., 6.875%, 8/15/2025		200,000	205,500
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		400,000	414,000
			1,624,486
Real Estate 0.4%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		45,000	38,931
(REIT), 5.95%, 12/15/2026 (a)		110,000	92,564
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		105,000	104,695
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		100,000	93,769
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (a)		110,000	106,746
Select Income REIT:
(REIT), 4.15%, 2/1/2022		60,000	59,997
(REIT), 4.25%, 5/15/2024		45,000	43,936
			540,638
Telecommunication Services 1.0%
AT&T, Inc.:
4.5%, 5/15/2035		105,000	103,126
5.15%, 2/14/2050		115,000	116,170
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)		300,000	302,250
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		600,000	555,000
Sprint Corp., 7.625%, 2/15/2025 (a)		300,000	294,750
			1,371,296
Utilities 0.2%
AmeriGas Partners LP, 5.75%, 5/20/2027		200,000	191,250
Electricite de France SA, 144A, 4.75%, 10/13/2035		95,000	102,100
Southern Power Co., Series F, 4.95%, 12/15/2046		29,000	30,062
			323,412
Total Corporate Bonds (Cost $16,800,842)			16,168,216
Asset-Backed 0.7%
Miscellaneous
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		280,000	278,876
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		338,300	341,933
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		144,559	142,294
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		159,600	157,659
Total Asset-Backed (Cost $922,410)			920,762
Mortgage-Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2046		1,456,228	1,463,712
6.0%, 3/1/2038		4,040	4,499
Federal National Mortgage Association:
4.5%, 9/1/2035		7,193	7,534
6.0%, 1/1/2024		11,906	13,230
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,527,587)			1,488,975
Commercial Mortgage-Backed Securities 1.0%
CHT Mortgage Trust, "D", Series 2017-CSMO, 144A, 1-month USD-LIBOR + 2.250%, 4.027% **, 11/15/2036		300,000	301,476
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		300,000	307,701
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.545% **, 12/25/2024		4,947,668	155,767
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		473,990	442,532
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	127,236
Total Commercial Mortgage-Backed Securities (Cost $1,377,308)			1,334,712
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.:
"H", Series 4865, 4.0%, 8/15/2044		843,466	869,732
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		207,290	15,434
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,185,892	261,877
"H", Series 2278, 6.5%, 1/15/2031		119	122
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	133,782
"4", Series 406, Interest Only, 4.0%, 9/25/2040		104,308	21,771
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		118,114	19,393
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		177,760	15,356
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		250,706	30,374
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		35,256	4,080
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		66,263	12,294
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		174,574	24,545
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		71,795	6,384
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		198,880	36,904
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		194,265	38,069
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		136,037	25,470
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 2.98% **, 1/15/2049	AUD	600,000	462,064
Total Collateralized Mortgage Obligations (Cost $1,753,078)			1,977,651
Government & Agency Obligations 5.9%
Other Government Related (d) 0.7%
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	203,053
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		700,000	771,517
			974,570
Sovereign Bonds 4.5%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		350,000	344,439
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	10,340,000,000	828,965
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	9,054,859	466,345
Republic of Angola, 144A, 9.5%, 11/12/2025		650,000	734,500
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		1,500,000	996,000
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	71,774
Republic of Namibia, 144A, 5.25%, 10/29/2025		550,000	545,908
Republic of Nigeria, 144A, 6.5%, 11/28/2027		400,000	405,224
Republic of Senegal, 144A, 6.25%, 7/30/2024		800,000	833,216
Republic of Zambia, 144A, 5.375%, 9/20/2022		500,000	474,900
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	13,525,200	675,516
			6,376,787
U.S. Treasury Obligation 0.7%
U.S. Treasury Note, 0.75%, 4/30/2018 (e)		1,000,000	999,347
Total Government & Agency Obligations (Cost $8,156,461)			8,350,704
Municipal Bonds and Notes 0.0%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $64,810)		64,810	64,814
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006% PIK, 10/18/2025 ** (b) (Cost $247,647)		249,004	307,271
		Shares	Value ($)
Exchange-Traded Funds 9.7%
iShares Global REIT ETF		112,000	2,750,720
SPDR Bloomberg Barclays High Yield Bond ETF (a)		80,000	2,868,000
VanEck Vectors JPMorgan EM Local Currency Bond ETF		270,000	5,292,000
Vanguard Real Estate ETF		35,500	2,679,185
Total Exchange-Traded Funds (Cost $13,729,115)			13,589,905
		Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 4.5%
U.S. Treasury Bills:
1.368% ***, 10/11/2018 (e)(f)		556,000	550,514
1.381% ***, 10/11/2018 (e)(f)		2,500,000	2,475,333
1.18% ***, 8/16/2018 (g)		3,338,000	3,314,752
Total Short-Term U.S. Treasury Obligations (Cost $6,356,468)			6,340,599
		Shares	Value ($)
Securities Lending Collateral 3.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (h) (i) (Cost $4,682,773)		4,682,773	4,682,773
Cash Equivalents 3.6%
Deutsche Central Cash Management Government Fund, 1.64% (h) (Cost $5,059,461)		5,059,461	5,059,461
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,012,549)		103.0	144,599,492
Other Assets and Liabilities, Net		(3.0)	(4,193,925)
Net Assets		100.0	140,405,567

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 3.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (h) (i)
3,253,298	1,429,475	—	—	—	11,737	—	4,682,773	4,682,773
Cash Equivalents 3.6%
Deutsche Central Cash Management Government Fund, 1.64% (h)
1,616,434	31,879,326	28,436,299	—	—	9,786	—	5,059,461	5,059,461
4,869,732	33,308,801	28,436,299	—	—	21,523	—	9,742,234	9,742,234

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $4,538,860, which is 3.2% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) Government-backed debt issued by financial companies or government sponsored enterprises.
(e) At March 31, 2018, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(f) At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g) At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CBOE: Chicago Board Options Exchange
CJSC: Closed Joint Stock Company
EM: Emerging Markets
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SPDR: Standard & Poor's Depositary Receipt

At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/20/2018	38	4,552,362	4,603,344	50,982
DAX Index	EUR	6/15/2018	10	3,819,275	3,728,109	(91,166)
Mini MSCI Emerging Market Index	USD	6/15/2018	226	13,720,225	13,422,140	(298,085)
U.S. Treasury Long Bond	USD	6/20/2018	10	1,432,521	1,466,250	33,729
Ultra 10 Year U.S. Treasury Note	USD	6/20/2018	90	11,488,066	11,687,344	199,278
Ultra Long U.S. Treasury Bond	USD	6/20/2018	11	1,691,360	1,765,156	73,796
Total net unrealized depreciation						(31,466)

At March 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	6/29/2018	27	5,737,498	5,740,453	(2,955)
3 Month Euro Euribor Interest Rate	EUR	3/18/2019	7	2,157,688	2,158,993	(1,305)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	3/18/2019	8	2,103,962	2,105,021	(1,059)
3 Month Euroyen	JPY	3/18/2019	9	2,112,525	2,112,554	(29)
3 Month Sterling (Short Sterling) Interest Rate	GBP	3/20/2019	12	2,081,963	2,080,299	1,664
5 Year U.S. Treasury Note	USD	6/29/2018	64	7,287,871	7,325,500	(37,629)
90 Day Eurodollar	USD	3/18/2019	8	1,948,980	1,948,200	780
ASX 90 Day Bank Accepted Bills	AUD	3/7/2019	11	8,406,034	8,406,675	(641)
CBOE SPX Volatility Index	USD	6/20/2018	90	1,294,200	1,694,250	(400,050)
Federal Republic of Germany Euro-Bund	EUR	6/7/2018	21	4,046,164	4,119,582	(73,418)
Total net unrealized depreciation						(514,642)

At March 31, 2018, open written option contracts were as follows:

Options on Interest Rate Swap Contracts

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Counterparty	Swap Effective/ Expiration Date	Contract Amount/ Currency	Notional Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
Receive Fixed - 2.5% - Pay Floating - 3-Month LIBOR
Citigroup, Inc.	3/5/2019 3/5/2049	22,350,000	(22,350,000)	3/1/2019	418,268	(497,342)	(79,074)
Put Options
Pay Fixed - 3.25% - Receive Floating - 3 Month LIBOR
Citigroup, Inc.	3/5/2019 3/5/2049	17,600,000	(17,600,000)	3/1/2019	530,544	(346,304)	184,240
Total					948,812	(843,646)	105,166

At March 31, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2022	5,375,700	USD	394,401	317,170	77,231

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At March 31, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 1.75% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2020	734,000	USD	12,600	7,095	5,505
Fixed — 2.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2028	12,500,000	USD	638,447	311,692	326,755
Floating — 3-Month LIBOR Quarterly	Fixed — 2.0% Semi-Annually	6/20/2018 6/20/2023	11,400,000	USD	(397,262)	(207,212)	(190,050)
Fixed — 2.5% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2048	2,260,000	USD	178,206	76,927	101,279
Total net unrealized appreciation						243,489

At March 31, 2018, open total return swap contracts were as follows:

Bilateral Swaps – Long
Pay/Receive Return of the Reference Index	Fixed Cash Flows Paid	Frequency	Counterparty/ Expiration Date	Notional Amount	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)
MSCI World Net Total Return USD Index	1.786%	At Expiration	Goldman Sachs & Co. 9/14/2018	7,809,255	(221,282)	—	(221,282)
MSCI World Net Total Return USD Index	1.0%	At Expiration	Citigroup, Inc. 9/14/2018	7,917,885	—	—	—
Total net unrealized depreciation							(221,282)

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	606,000	USD	473,577	5/14/2018	8,121	Canadian Imperial Bank of Commerce
EUR	2,750,000	USD	3,408,422	6/28/2018	3,200	Barclays Bank PLC
Total unrealized appreciation					11,321
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,387,502	EUR	2,750,000	4/3/2018	(3,766)	Barclays Bank PLC
EUR	2,750,000	USD	3,304,541	4/3/2018	(79,195)	Barclays Bank PLC
GBP	2,400,000	USD	3,261,348	4/10/2018	(106,697)	Morgan Stanley
MXN	12,800,000	USD	675,940	4/19/2018	(26,412)	HSBC Holdings PLC
JPY	349,000,000	USD	3,222,301	5/14/2018	(65,504)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(281,574)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (k)
Consumer Discretionary	$5,821,352	$3,990,259	$—	$9,811,611
Consumer Staples	4,051,963	1,563,866	—	5,615,829
Energy	3,580,875	2,533,957	—	6,114,832
Financials	5,722,155	4,815,955	—	10,538,110
Health Care	4,090,799	2,659,533	—	6,750,332
Industrials	5,254,587	3,468,376	—	8,722,963
Information Technology	13,390,040	1,190,228	—	14,580,268
Materials	980,051	373,061	12,261	1,365,373
Real Estate	3,476,234	1,006,612	—	4,482,846
Telecommunication Services	1,850,880	3,676,734	—	5,527,614
Utilities	2,026,581	666,403	—	2,692,984
Preferred Stocks (k)	8,105,886	—	—	8,105,886
Warrant	—	—	5,001	5,001
Fixed Income Investments (k)
Corporate Bonds	—	16,168,216	—	16,168,216
Asset-Backed	—	920,762	—	920,762
Mortgage-Backed Securities Pass-Throughs	—	1,488,975	—	1,488,975
Commercial Mortgage-Backed Securities	—	1,334,712	—	1,334,712
Collateralized Mortgage Obligations	—	1,977,651	—	1,977,651
Government & Agency Obligations	—	8,350,704	—	8,350,704
Municipal Bonds and Notes	—	64,814	—	64,814
Convertible Bond	—	—	307,271	307,271
Short-Term U.S. Treasury Obligations	—	6,340,599	—	6,340,599
Exchange-Traded Funds	13,589,905	—	—	13,589,905
Short-Term Investments (k)	9,742,234	—	—	9,742,234
Derivatives (l)
Futures Contracts	360,229	—	—	360,229
Credit Default Swap Contracts	—	77,231	—	77,231
Interest Rate Swap Contracts	—	433,539	—	433,539
Forward Foreign Currency Exchange Contracts	—	11,321	—	11,321
Total	$82,043,771	$63,113,508	$324,533	$145,481,812
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(906,337)	$—	$—	$(906,337)
Written Options	—	(843,646)	—	(843,646)
Interest Rate Swap Contracts	—	(190,050)	—	(190,050)
Total Return Swap Contracts	—	(221,282)	—	(221,282)
Forward Foreign Currency Exchange Contracts	—	(281,574)	—	(281,574)
Total	$(906,337)	$(1,536,552)	$—	$(2,442,889)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 77,231	$ —	$ —
Equity Contracts	$ (789,301)	$ (221,282)	$ —	$ —
Foreign Currency Contracts	$ —	$ —	$ (270,253)	$ —
Interest Rate Contracts	$ 243,193	$ 243,489	$ —	$ 105,166

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Government & Agency Securities VIP

		Principal Amount ($) (a)	Value ($)
Mortgage-Backed Securities Pass-Throughs 86.2%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 9/1/2047 until 4/1/2048 (b)		3,155,170	3,077,559
3.5%, 4/1/2048 (b)		1,500,000	1,503,500
4.0%, with various maturities from 1/1/2045 until 12/1/2045		635,926	657,980
Federal National Mortgage Association:
3.0%, 10/1/2047		976,569	953,299
3.5%, 4/1/2048 (b)		3,800,000	3,807,941
Government National Mortgage Association:
3.0%, with various maturities from 1/20/2048 until 4/1/2048 (b)		6,346,982	6,244,977
3.5%, with various maturities from 4/15/2042 until 4/1/2048 (b)		5,713,985	5,794,156
4.0%, with various maturities from 9/20/2040 until 5/1/2048 (b)		7,042,726	7,274,100
4.5%, with various maturities from 6/20/2033 until 10/20/2047		2,730,405	2,878,921
4.55%, 1/15/2041		145,334	153,042
4.625%, 5/15/2041		99,217	103,505
5.0%, with various maturities from 12/15/2032 until 8/15/2040		834,705	895,493
5.5%, with various maturities from 1/15/2034 until 6/15/2042		1,355,161	1,494,957
6.0%, with various maturities from 5/20/2034 until 12/20/2038		372,551	418,003
6.5%, with various maturities from 9/15/2036 until 2/15/2039		311,027	349,153
7.0%, with various maturities from 2/20/2027 until 11/15/2038		97,250	99,399
7.5%, 10/20/2031		3,361	3,828
Total Mortgage-Backed Securities Pass-Throughs (Cost $36,199,655)			35,709,813
Asset-Backed 5.6%
Automobile Receivables 0.4%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021		170,000	168,581
Credit Card Receivables 0.7%
Chase Issuance Trust, "A", Series 2017-A2, 1-month USD-LIBOR + 0.400%, 2.177% *, 3/15/2024		300,000	301,806
Miscellaneous 4.5%
Atrium XIII, "A1", Series 13A, 144A, 3-month USD-LIBOR + 1.180%, 2.621% *, 11/21/2030		310,000	311,656
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 2.809% *, 1/20/2031		380,000	381,260
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		447,750	452,559
Goldentree Loan Management U.S. CLO Ltd., "A", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.150%, 2.724% *, 11/28/2030		450,000	452,399
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023		263,926	262,380
			1,860,254
Total Asset-Backed (Cost $2,321,670)			2,330,641
Collateralized Mortgage Obligations 17.1%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036		77,716	67,672
"CZ", Series 4113, 3.0%, 9/15/2042		317,008	287,401
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		277,904	44,401
"C1", Series 329, Interest Only, 4.0%, 12/15/2041		821,728	171,621
"UA", Series 4298, 4.0%, 2/15/2054		63,893	61,482
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		843,446	182,398
"C28", Series 303, Interest Only, 4.5%, 1/15/2043		994,748	211,114
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		39,602	2,910
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		338,496	82,461
"A", Series 172, Interest Only, 6.5%, 1/1/2024		7,059	927
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		468,561	119,697
Federal National Mortgage Association:
"Z", Series 2013-44, 3.0%, 5/25/2043		97,166	90,534
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		1,077,135	215,144
"4", Series 406, Interest Only, 4.0%, 9/25/2040		208,615	43,542
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		907,187	182,622
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040		360,052	74,755
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		480,634	106,151
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		401,364	91,815
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		58,313	2,563
"YT", Series 2013-35, 6.5%, 9/25/2032		521,153	590,800
Government National Mortgage Association:
"WF", Series 2015-80, 1-month USD-LIBOR + 0.250%, 2.036% * , 1/16/2044		1,645,051	1,646,535
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043		502,005	105,604
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043		235,723	45,758
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029		404,388	37,411
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		845,361	64,808
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		250,706	30,374
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018		7,385	19
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038		1,251,588	58,356
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		204,833	38,002
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040		246,948	28,974
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		139,810	28,773
"GZ", Series 2005-24, 5.0%, 3/20/2035		640,840	723,597
"MZ", Series 2009-98, 5.0%, 10/16/2039		1,293,614	1,511,313
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023		10,096	173
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033		316,165	60,837
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038		78,314	14,040
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		193,327	44,216
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038		119,659	17,404
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		33,683	8,683
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027		270,923	2,006
Total Collateralized Mortgage Obligations (Cost $6,561,270)			7,096,893
Commercial Mortgage-Backed Securities 1.5%
CHT Mortgage Trust, "A", Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.930%, 2.707% *, 11/15/2036		400,000	401,230
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055, Interest Only, 1.367% *, 3/25/2026		2,479,977	222,456
Total Commercial Mortgage-Backed Securities (Cost $622,478)			623,686
Government & Agency Obligations 2.4%
Sovereign Bonds
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	370,262	460,305
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	3,090,000	516,172
Total Government & Agency Obligations (Cost $899,329)			976,477
Short-Term U.S. Treasury Obligations 4.5%
U.S. Treasury Bills:
1.378% **, 10/11/2018 (c)		1,000,000	990,133
1.82% **, 8/16/2018 (d)		880,000	873,871
Total Short-Term U.S. Treasury Obligations (Cost $1,868,664)			1,864,004
Commercial Paper 1.4%
Bank New York Mellon Corp., 2.285% **, 7/5/2018 (Cost $596,453)		600,000	596,341
		Shares	Value ($)
Cash Equivalents 18.5%
Deutsche Central Cash Management Government Fund, 1.64% (e)		3,182,626	3,182,626
Deutsche Variable NAV Money Fund "Capital Shares", 1.95% (e)		4,500,476	4,499,576
Total Cash Equivalents (Cost $7,682,652)			7,682,202
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,752,171)		137.2	56,880,057
Other Assets and Liabilities, Net		(37.2)	(15,435,617)
Net Assets		100.0	41,444,440

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 18.5%
Deutsche Central Cash Management Government Fund, 1.64% (e)
10,252	16,218,598	13,046,224	—	—	15,384	—	3,182,626	3,182,626
Deutsche Variable NAV Money Fund "Capital Shares", 1.95% (e)
—	4,500,026	—	—	(450)	4,599	—	4,500,476	4,499,576
10,252	20,718,624	13,046,224	—	(450)	19,983	—	7,683,102	7,682,202

* Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued, delayed delivery or forward commitment securities included.
(c) At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d) At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/20/2018	8	956,261	969,125	12,864
Ultra 10 Year U.S. Treasury Note	USD	6/20/2018	2	254,159	259,719	5,560
Ultra Long U.S. Treasury Bond	USD	6/20/2018	8	1,244,456	1,283,750	39,294
Total unrealized appreciation						57,718

At March 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Euro-OAT French Government Bond	EUR	6/7/2018	9	1,683,130	1,711,937	(28,807)

At March 31, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 0.228% Annually	Floating — 3-Month STIBOR Quarterly	7/18/2017 7/18/2021	16,600,000	SEK	(9,780)	—	(9,780)
Fixed — 2.239% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2023	900,000	USD	19,404	—	19,404
Fixed — 1.698% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2019	5,700,000	USD	58,515	—	58,515
Fixed — 2.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2032	500,000	USD	20,395	—	20,395
Fixed — 2.589% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2038	900,000	USD	36,952	3,058	33,894
Floating — 3-Month LIBOR Quarterly	Fixed — 2.25% Semi-Annually	3/21/2018 3/21/2028	400,000	USD	(19,824)	(18,392)	(1,432)
Total net unrealized appreciation						120,996

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2018 is 2.312.
STIBOR: Stockholm Interbank Offered Rate; 3-Month STIBOR rate at March 31, 2018 is-0.357.

At March 31, 2018, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received/ Frequency	Counterparty/ Expiration Date	Notional Amount	CurrencyUSD	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
Long Positions
Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co. 1/12/2041	386,988	USD	(1,420)	—	(1,420)

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
SEK	4,185,000	USD	524,693	4/19/2018	22,803	Danske Bank AS
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	341,688	USD	420,769	4/24/2018	(378)	HSBC Holdings PLC

Currency Abbreviations
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Mortgage-Backed Securities Pass-Throughs	$—	$35,709,813	$—	$35,709,813
Asset-Backed	—	2,330,641	—	2,330,641
Collateralized Mortgage Obligations	—	7,096,893	—	7,096,893
Commercial Mortgage-Backed Securities	—	623,686	—	623,686
Government & Agency Obligations	—	976,477	—	976,477
Short-Term U.S. Treasury Obligations	—	1,864,004	—	1,864,004
Commercial Paper	—	596,341	—	596,341
Short-Term Investments (f)	7,682,202	—	—	7,682,202
Derivatives (g)
Futures Contracts	57,718	—	—	57,718
Interest Rate Swap Contracts	—	132,208	—	132,208
Forward Foreign Currency Exchange Contracts	—	22,803	—	22,803
Total	$7,739,920	$49,352,866	$—	$57,092,786
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(28,807)	$—	$—	$(28,807)
Interest Rate Swap Contracts	—	(11,212)	—	(11,212)
Total Return Swap Contracts	—	(1,420)	—	(1,420)
Forward Foreign Currency Exchange Contracts	—	(378)	—	(378)
Total	$(28,807)	$(13,010)	$—	$(41,817)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 22,425
Interest Rate Contracts	$ 28,911	$ 120,996	$ —
Total Return Swap Contracts	$ —	$ (1,420)	$ —

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 85.5%
Consumer Discretionary 19.8%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		135,000	129,128
144A, 5.0%, 10/15/2025		190,000	180,918
Adient Global Holdings Ltd.:
REG S, 3.5%, 8/15/2024	EUR	285,000	355,938
144A, 4.875%, 8/15/2026		340,000	321,300
Ally Financial, Inc., 5.75%, 11/20/2025		110,000	113,333
Altice Financing SA, 144A, 7.5%, 5/15/2026		570,000	558,600
Altice France SA, 144A, 7.375%, 5/1/2026		610,000	581,025
Altice Luxembourg SA, 144A, 7.625%, 2/15/2025 (b)		200,000	171,000
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		175,000	171,045
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		110,000	109,725
6.25%, 3/15/2026		65,000	64,493
6.5%, 4/1/2027		100,000	100,000
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		239,000	243,182
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		165,000	160,875
Boyd Gaming Corp., 6.875%, 5/15/2023		100,000	105,500
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		230,000	220,496
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		200,000	186,750
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		150,000	140,625
144A, 5.125%, 5/1/2027		125,000	118,675
144A, 5.5%, 5/1/2026		210,000	205,537
144A, 5.875%, 4/1/2024		170,000	172,975
144A, 5.875%, 5/1/2027		350,000	350,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		437,000	435,361
144A, 7.5%, 4/1/2028 (c)		200,000	204,500
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.5%, 11/15/2022		265,000	270,485
Series A, 6.5%, 11/15/2022		180,000	182,700
Series A, 7.625%, 3/15/2020		80,000	79,400
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		345,000	330,337
144A, 10.125%, 1/15/2023		200,000	222,000
144A, 10.875%, 10/15/2025		230,000	270,248
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		48,000	49,920
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		315,000	320,906
144A, 6.5%, 6/1/2026		280,000	291,200
DISH DBS Corp.:
5.875%, 7/15/2022		435,000	415,969
5.875%, 11/15/2024		75,000	66,844
6.75%, 6/1/2021		165,000	166,031
Eldorado Resorts, Inc., 6.0%, 4/1/2025		260,000	263,900
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		245,000	251,125
Group 1 Automotive, Inc., 5.0%, 6/1/2022		330,000	332,574
HD Supply, Inc., 144A, 5.75%, 4/15/2024		85,000	89,543
Lennar Corp., 144A, 5.0%, 6/15/2027		50,000	48,750
Live Nation Entertainment, Inc., 144A, 5.625%, 3/15/2026		115,000	116,438
Mattel, Inc., 144A, 6.75%, 12/31/2025		105,000	102,638
Mediacom Broadband LLC, 6.375%, 4/1/2023		165,000	170,260
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		115,000	116,150
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		80,000	77,124
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	162,113
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		50,000	48,250
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		90,000	90,000
Sonic Automotive, Inc., 6.125%, 3/15/2027		55,000	53,075
Staples, Inc., 144A, 8.5%, 9/15/2025		110,000	101,750
Suburban Propane Partners LP, 5.75%, 3/1/2025		105,000	100,800
Tesla, Inc., 144A, 5.3%, 8/15/2025 (b)		75,000	65,438
Toll Brothers Finance Corp., 4.35%, 2/15/2028		247,000	230,945
TRI Pointe Group, Inc., 5.25%, 6/1/2027		135,000	126,900
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		355,000	342,575
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		205,000	194,238
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		200,000	192,500
144A, 5.5%, 8/15/2026		215,000	208,952
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		75,000	75,094
Wyndham Hotels & Resorts, Inc., 144A, 5.375%, 4/15/2026 (c)		40,000	40,000
			11,668,153
Consumer Staples 2.5%
Chobani LLC, 144A, 7.5%, 4/15/2025		35,000	36,050
FAGE International SA, 144A, 5.625%, 8/15/2026		220,000	204,600
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		296,000	294,076
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		210,000	195,825
144A, 6.75%, 2/15/2028		235,000	225,600
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		50,000	48,555
144A, 5.875%, 9/30/2027		150,000	141,345
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		40,000	38,200
144A, 5.75%, 3/1/2027		215,000	213,925
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		100,000	90,750
			1,488,926
Energy 22.8%
Antero Midstream Partners LP, 5.375%, 9/15/2024		125,000	125,938
Antero Resources Corp.:
5.375%, 11/1/2021		180,000	183,150
5.625%, 6/1/2023		45,000	45,900
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		295,000	300,162
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)		85,000	85,000
8.25%, 7/15/2025		100,000	104,750
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		230,000	228,275
5.875%, 3/31/2025		165,000	172,631
7.0%, 6/30/2024		470,000	519,937
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025		150,000	147,938
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022 (b)		174,000	184,222
144A, 8.0%, 1/15/2025 (b)		165,000	159,638
144A, 8.0%, 6/15/2027 (b)		315,000	300,825
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		107,000	105,529
Continental Resources, Inc.:
144A, 4.375%, 1/15/2028		300,000	292,500
4.5%, 4/15/2023		255,000	257,869
5.0%, 9/15/2022		413,000	418,679
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		125,000	123,906
6.25%, 4/1/2023		290,000	292,175
CrownRock LP, 144A, 5.625%, 10/15/2025		165,000	163,350
Diamondback Energy, Inc.:
4.75%, 11/1/2024		125,000	123,594
144A, 5.375%, 5/31/2025		55,000	55,715
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		35,000	34,825
144A, 5.75%, 1/30/2028		35,000	34,869
Energy Transfer Equity LP, 5.5%, 6/1/2027		450,000	451,125
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026		135,000	127,575
144A, 7.375%, 5/15/2024		70,000	73,150
Genesis Energy LP:
6.25%, 5/15/2026		215,000	204,787
6.5%, 10/1/2025		305,000	298,900
Gulfport Energy Corp.:
6.0%, 10/15/2024		60,000	56,925
6.375%, 5/15/2025		100,000	95,750
6.375%, 1/15/2026		150,000	142,500
Halcon Resources Corp.:
144A, 6.75%, 2/15/2025		160,000	156,200
6.75%, 2/15/2025		90,000	88,425
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026		130,000	127,725
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		105,000	103,425
144A, 5.75%, 10/1/2025		245,000	242,550
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		225,000	229,500
Indigo Natural Resources LLC, 144A, 6.875%, 2/15/2026		160,000	150,800
Jonah Energy LLC, 144A, 7.25%, 10/15/2025		95,000	85,500
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		70,000	69,475
6.25%, 3/15/2023		215,000	215,537
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		215,000	179,525
144A, 6.5%, 1/15/2025 (b)		234,000	226,980
Murphy Oil Corp., 5.75%, 8/15/2025		110,000	108,350
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		65,000	65,163
Nabors Industries, Inc.:
5.5%, 1/15/2023		70,000	68,433
144A, 5.75%, 2/1/2025		170,000	160,438
Newfield Exploration Co., 5.375%, 1/1/2026		245,000	252,962
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026		120,000	118,200
NuStar Logistics LP, 5.625%, 4/28/2027		236,000	228,920
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		155,000	157,325
6.875%, 3/15/2022		145,000	147,065
6.875%, 1/15/2023		60,000	60,750
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		55,000	54,519
144A, 5.375%, 1/15/2025		85,000	84,788
144A, 5.625%, 10/15/2027		120,000	120,000
PDC Energy, Inc., 6.125%, 9/15/2024		150,000	153,000
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		20,000	20,400
144A, 6.375%, 3/31/2025 (b)		175,000	181,562
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		110,000	108,900
QEP Resources, Inc., 5.625%, 3/1/2026		130,000	122,850
Range Resources Corp.:
4.875%, 5/15/2025 (b)		125,000	115,938
5.0%, 8/15/2022		255,000	246,712
5.875%, 7/1/2022		140,000	140,700
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025		80,000	76,400
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		90,000	90,225
Southwestern Energy Co.:
4.1%, 3/15/2022		190,000	181,925
7.75%, 10/1/2027		215,000	218,762
Sunoco LP:
144A, 5.5%, 2/15/2026		130,000	125,450
144A, 5.875%, 3/15/2028		35,000	33,819
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028		235,000	224,131
5.375%, 2/1/2027		260,000	259,025
Transocean, Inc., 144A, 9.0%, 7/15/2023		110,000	117,013
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		50,000	46,625
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026		182,000	184,730
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		190,000	155,325
8.25%, 6/15/2023 (b)		70,000	61,038
Whiting Petroleum Corp.:
5.75%, 3/15/2021		285,000	287,844
144A, 6.625%, 1/15/2026		110,000	110,825
WildHorse Resource Development Corp., 6.875%, 2/1/2025		50,000	50,125
WPX Energy, Inc.:
5.25%, 9/15/2024		145,000	142,825
6.0%, 1/15/2022		215,000	220,912
7.5%, 8/1/2020		71,000	75,970
8.25%, 8/1/2023		215,000	240,800
			13,408,475
Financials 0.8%
CIT Group, Inc., 4.125%, 3/9/2021		15,000	15,075
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	108,413
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		170,000	170,000
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		75,000	74,906
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026		101,000	101,379
			469,773
Health Care 6.0%
Avantor, Inc., 144A, 6.0%, 10/1/2024		70,000	69,650
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026 (c)		20,000	20,275
DaVita, Inc.:
5.0%, 5/1/2025		110,000	106,321
5.125%, 7/15/2024		110,000	107,387
Endo Dac, 144A, 6.0%, 7/15/2023		195,000	147,225
HCA, Inc.:
4.75%, 5/1/2023		360,000	364,050
5.25%, 6/15/2026		280,000	283,640
5.875%, 2/15/2026		190,000	193,325
LifePoint Health, Inc., 5.5%, 12/1/2021		90,000	90,900
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023		100,000	80,000
Tenet Healthcare Corp.:
4.5%, 4/1/2021		90,000	89,213
144A, 5.125%, 5/1/2025		100,000	96,125
6.75%, 6/15/2023		45,000	44,044
144A, 7.0%, 8/1/2025		25,000	24,594
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		335,000	301,668
Valeant Pharmaceuticals International, Inc.:
144A, 5.625%, 12/1/2021		125,000	119,375
144A, 5.875%, 5/15/2023		170,000	150,023
144A, 6.125%, 4/15/2025		150,000	129,450
144A, 6.5%, 3/15/2022		105,000	108,412
144A, 7.0%, 3/15/2024		255,000	265,837
144A, 7.5%, 7/15/2021		545,000	547,044
144A, 9.25%, 4/1/2026		85,000	84,677
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		70,000	66,675
			3,489,910
Industrials 5.5%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		230,000	227,987
144A, 6.0%, 10/15/2022		190,000	188,338
144A, 7.5%, 12/1/2024		85,000	87,975
Covanta Holding Corp.:
5.875%, 3/1/2024		160,000	156,800
5.875%, 7/1/2025		85,000	82,450
DAE Funding LLC:
144A, 4.5%, 8/1/2022		8,000	7,590
144A, 5.0%, 8/1/2024		25,000	23,656
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		85,000	85,000
Moog, Inc., 144A, 5.25%, 12/1/2022		120,000	123,000
Novelis Corp.:
144A, 5.875%, 9/30/2026		230,000	225,400
144A, 6.25%, 8/15/2024		290,000	297,250
Oshkosh Corp., 5.375%, 3/1/2025		20,000	20,600
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		310,000	293,725
144A, 5.25%, 8/15/2022		180,000	176,346
144A, 5.5%, 2/15/2024		245,000	237,650
Ply Gem Industries, Inc., 6.5%, 2/1/2022		200,000	206,180
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		4,000	4,335
Standard Industries, Inc., 144A, 4.75%, 1/15/2028		155,000	145,847
Summit Materials LLC:
144A, 5.125%, 6/1/2025		30,000	29,100
6.125%, 7/15/2023		200,000	204,000
8.5%, 4/15/2022		70,000	75,425
Tennant Co., 5.625%, 5/1/2025		30,000	30,600
TransDigm, Inc., 5.5%, 10/15/2020		150,000	150,938
WESCO Distribution, Inc., 5.375%, 6/15/2024		140,000	140,525
			3,220,717
Information Technology 2.9%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		95,000	89,538
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		210,000	208,225
Dell International LLC, 144A, 5.875%, 6/15/2021		110,000	113,025
First Data Corp., 144A, 7.0%, 12/1/2023		380,000	398,886
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		125,000	127,969
Netflix, Inc.:
4.375%, 11/15/2026 (b)		180,000	170,100
5.875%, 2/15/2025		120,000	125,700
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		110,000	104,500
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		155,000	154,225
Western Digital Corp., 4.75%, 2/15/2026		215,000	214,527
			1,706,695
Materials 11.9%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		195,000	183,787
7.0%, 3/15/2027 (b)		115,000	112,413
7.5%, 7/15/2023		145,000	152,975
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		440,000	442,200
144A, 7.25%, 5/15/2024		290,000	308,487
Berry Global, Inc., 5.5%, 5/15/2022		315,000	323,269
BWAY Holding Co., 144A, 5.5%, 4/15/2024		355,000	357,219
Cascades, Inc., 144A, 5.5%, 7/15/2022		26,000	26,163
Chemours Co.:
5.375%, 5/15/2027		115,000	115,288
6.625%, 5/15/2023		190,000	199,500
7.0%, 5/15/2025		60,000	64,800
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		110,000	104,500
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	150,000	186,851
144A, 5.75%, 5/15/2024		250,000	245,000
144A, 6.625%, 3/1/2025		250,000	253,125
Cornerstone Chemical Co., 144A, 6.75%, 8/15/2024		125,000	124,337
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024		200,000	189,750
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		120,000	116,100
3.875%, 3/15/2023		115,000	111,136
4.0%, 11/14/2021		180,000	179,100
5.4%, 11/14/2034		40,000	38,012
5.45%, 3/15/2043		35,000	32,190
Hexion, Inc.:
6.625%, 4/15/2020		165,000	153,862
144A, 10.375%, 2/1/2022		40,000	38,700
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		175,000	181,562
144A, 7.625%, 1/15/2025		150,000	158,437
Kaiser Aluminum Corp., 5.875%, 5/15/2024		145,000	150,075
Mercer International, Inc., 6.5%, 2/1/2024		110,000	115,225
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		185,000	177,137
144A, 5.25%, 6/1/2027		140,000	133,000
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		160,000	159,600
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025		85,000	83,088
144A, 6.5%, 2/1/2022		290,000	294,712
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		290,000	292,813
144A, 7.0%, 7/15/2024		35,000	36,641
Teck Resources Ltd.:
6.125%, 10/1/2035		105,000	111,300
6.25%, 7/15/2041		165,000	174,900
Tronox, Inc., 144A, 6.5%, 4/15/2026 (c)		242,000	242,000
United States Steel Corp.:
6.25%, 3/15/2026		124,000	123,690
6.875%, 8/15/2025		295,000	303,112
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		65,000	66,544
			6,862,600
Real Estate 1.7%
CyrusOne LP, (REIT), 5.375%, 3/15/2027		165,000	164,587
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		365,000	360,437
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028		115,000	108,244
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		145,000	142,144
(REIT), 5.25%, 8/1/2026		35,000	34,869
(REIT), 6.375%, 3/1/2024		170,000	178,503
			988,784
Telecommunication Services 8.2%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	181,350
Series W, 6.75%, 12/1/2023 (b)		180,000	175,050
Series Y, 7.5%, 4/1/2024 (b)		270,000	272,025
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		100,000	95,000
Frontier Communications Corp., 7.125%, 1/15/2023		440,000	296,864
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		165,000	177,073
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		215,000	198,875
144A, 8.0%, 2/15/2024		327,000	343,759
144A, 9.75%, 7/15/2025		190,000	177,412
Sprint Capital Corp.:
6.875%, 11/15/2028		85,000	79,263
8.75%, 3/15/2032		115,000	120,175
Sprint Corp.:
7.125%, 6/15/2024		805,000	784,875
7.625%, 2/15/2025 (b)		270,000	265,275
7.625%, 3/1/2026		135,000	131,720
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		65,000	62,481
6.0%, 4/15/2024		164,000	170,822
6.375%, 3/1/2025		362,000	378,290
6.5%, 1/15/2026		10,000	10,625
Telesat Canada, 144A, 8.875%, 11/15/2024		130,000	142,675
ViaSat, Inc., 144A, 5.625%, 9/15/2025		55,000	52,954
Zayo Group LLC:
144A, 5.75%, 1/15/2027		240,000	234,600
6.0%, 4/1/2023		185,000	190,087
6.375%, 5/15/2025		281,000	290,835
			4,832,085
Utilities 3.4%
AmeriGas Partners LP:
5.5%, 5/20/2025		120,000	115,800
5.75%, 5/20/2027		110,000	105,188
Calpine Corp.:
144A, 5.25%, 6/1/2026		90,000	86,850
5.75%, 1/15/2025		45,000	41,175
Dynegy, Inc.:
5.875%, 6/1/2023		70,000	71,764
7.375%, 11/1/2022		195,000	205,481
7.625%, 11/1/2024		75,000	80,906
144A, 8.125%, 1/30/2026		80,000	88,300
NextEra Energy Operating Partners LP, 144A, 4.5%, 9/15/2027		115,000	108,388
NGL Energy Partners LP, 5.125%, 7/15/2019		140,000	139,650
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028		200,000	195,500
6.25%, 7/15/2022		725,000	746,532
			1,985,534
Total Corporate Bonds (Cost $50,740,863)			50,121,652
Loan Participations and Assignments 0.9%
Senior Loans **
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 1/31/2025		299,250	294,855
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.036%, 7/17/2025		240,000	239,651
Total Loan Participations and Assignments (Cost $533,683)			534,506
Convertible Bonds 3.4%
Consumer Discretionary 0.1%
DISH Network Corp., 2.375%, 3/15/2024		35,000	30,950
Materials 3.3%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.066% PIK , 10/18/2025 ** (d)		1,544,139	1,905,467
Total Convertible Bonds (Cost $1,570,781)			1,936,417
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		287	7,276
Materials 0.1%
GEO Specialty Chemicals, Inc.* (d)		362,113	81,475
GEO Specialty Chemicals, Inc. 144A* (d)		2,206	496
			81,971
Total Common Stocks (Cost $351,265)			89,247
Warrant 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $244,286)		1,100	32,357
		Principal Amount ($)(a)	Value ($)
Short-Term U.S. Treasury Obligation 1.0%
U.S. Treasury Bill, 1.805% ***, 10/11/2018 (Cost $594,195)		600,000	594,080
		Shares	Value ($)
Securities Lending Collateral 5.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (e) (f) (Cost $2,943,310)		2,943,310	2,943,310
Cash Equivalents 8.8%
Deutsche Central Cash Management Government Fund, 1.64% (e) (Cost $5,190,009)		5,190,009	5,190,009
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,168,392)		104.8	61,441,578
Other Assets and Liabilities, Net		(4.8)	(2,799,952)
Net Assets		100.0	58,641,626

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 5.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (e) (f)
1,697,463	1,245,847	—	—	—	9,194	—	2,943,310	2,943,310
Cash Equivalents 8.8%
Deutsche Central Cash Management Government Fund, 1.64% (e)
2,240,926	8,680,184	5,731,101	—	—	14,323	—	5,190,009	5,190,009
3,938,389	9,926,031	5,731,101	—	—	23,517	—	8,133,319	8,133,319

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $2,808,550, which is 4.8% of net assets.
(c)	When-issued security.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	457,561	USD	570,694	4/30/2018	6,485	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$50,121,652	$—	$50,121,652
Loan Participations and Assignments	—	534,506	—	534,506
Convertible Bonds	—	30,950	1,905,467	1,936,417
Short-Term U.S. Treasury Obligation	—	594,080	—	594,080
Common Stocks (g)	7,276	—	81,971	89,247
Warrant	—	—	32,357	32,357
Short-Term Investments (g)	8,133,319	—	—	8,133,319
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	6,485	—	6,485
Total	$8,140,595	$51,287,673	$2,019,795	$61,448,063

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2017	$1,950,703	$49,368	$29,732	$2,029,803
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(46,757)	(26,511)	2,625	(70,643)
Amortization premium/discount	50	—	—	50
Purchases	1,471	59,114	—	60,585
(Sales)	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of March 31, 2018	$1,905,467	$81,971	$32,357	$2,019,795
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2018	$(46,757)	$(26,511)	$2,625	$(70,643)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$81,971	Market Approach	EV/EBITDA Multiple	6.08%
			Discount to Public Comparable	33%
			Discount for Lack of Marketability	20%
Warrant
Materials	$32,357	Black Scholes Option Pricing Model	Implied Volatility	21.57%
			Illiquidity Discount	20%
Convertible Bond
			Implied Volatility of Option	45%
			Discount Rate	17.34%
Materials	$1,905,467	Market Approach	EV/EBITDA Multiple	6.08%
			Discount to Public Comparable	33%
			Discount for Lack of Marketability	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 6,485

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche CROCI® U.S. VIP

	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 14.4%
Automobiles 2.3%
General Motors Co.	93,938	3,413,707
Household Durables 4.9%
D.R. Horton, Inc.	84,922	3,722,980
Mohawk Industries, Inc.*	15,498	3,598,946
		7,321,926
Media 7.2%
CBS Corp. "B"	68,118	3,500,584
Time Warner, Inc.	40,203	3,802,400
Walt Disney Co.	36,063	3,622,167
		10,925,151
Consumer Staples 12.5%
Beverages 5.0%
Coca-Cola Co.	86,897	3,773,937
PepsiCo, Inc.	35,057	3,826,471
		7,600,408
Food Products 2.5%
Tyson Foods, Inc. "A"	50,999	3,732,617
Household Products 5.0%
Kimberly-Clark Corp.	33,790	3,721,293
Procter & Gamble Co.	47,462	3,762,787
		7,484,080
Financials 16.7%
Banks 7.1%
Citigroup, Inc.	50,375	3,400,313
JPMorgan Chase & Co.	33,704	3,706,429
U.S. Bancorp.	69,899	3,529,899
		10,636,641
Capital Markets 2.3%
Bank of New York Mellon Corp.	68,506	3,530,114
Consumer Finance 7.3%
American Express Co.	39,695	3,702,750
Capital One Financial Corp.	38,934	3,730,656
Discover Financial Services	48,521	3,490,115
		10,923,521
Health Care 14.7%
Biotechnology 7.2%
Amgen, Inc.	21,071	3,592,184
Biogen, Inc.*	13,200	3,614,424
Gilead Sciences, Inc.	47,614	3,589,620
		10,796,228
Pharmaceuticals 7.5%
Johnson & Johnson	29,447	3,773,633
Merck & Co., Inc.	69,874	3,806,037
Pfizer, Inc.	106,937	3,795,194
		11,374,864
Industrials 4.9%
Aerospace & Defense 2.5%
Raytheon Co.	17,715	3,823,251
Industrial Conglomerates 2.4%
Honeywell International, Inc.	25,042	3,618,820
Information Technology 7.7%
IT Services
Amdocs Ltd.	58,269	3,887,708
Cognizant Technology Solutions Corp. "A"	47,620	3,833,410
International Business Machines Corp.	24,946	3,827,465
		11,548,583
Materials 5.0%
Chemicals
LyondellBasell Industries NV "A"	35,494	3,751,006
Monsanto Co.	31,928	3,725,678
		7,476,684
Utilities 23.6%
Electric Utilities 13.0%
American Electric Power Co., Inc.	58,207	3,992,418
Duke Energy Corp.	51,315	3,975,373
NextEra Energy, Inc.	25,053	4,091,907
PPL Corp.	125,038	3,537,325
Xcel Energy, Inc.	87,669	3,987,186
		19,584,209
Multi-Utilities 10.6%
CMS Energy Corp.	88,812	4,022,296
Consolidated Edison, Inc.	50,527	3,938,074
DTE Energy Co.	37,311	3,895,268
Sempra Energy	35,997	4,003,586
		15,859,224
Total Common Stocks (Cost $146,501,579)		149,650,028
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.64% (a) (Cost $546,123)	546,123	546,123
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $147,047,702)	99.9	150,196,151
Other Assets and Liabilities, Net	0.1	129,498
Net Assets	100.0	150,325,649

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 0.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (a) (b)
4,968,641	—	4,968,641	—	—	1,913	—	—	—
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.64% (a)
1,372,351	2,205,710	3,031,938	—	—	2,815	—	546,123	546,123
6,340,992	2,205,710	8,000,579	—	—	4,728	—	546,123	546,123

*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$149,650,028	$—	$—	$149,650,028
Short-Term Investments	546,123	—	—	546,123
Total	$150,196,151	$—	$—	$150,196,151

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche Government Money Market VIP

	Principal Amount ($)	Value ($)
Government & Agency Obligations 81.7%
U.S. Government Sponsored Agencies 44.6%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 1.505% *, 11/2/2018	500,000	499,993
1-month LIBOR minus 0.165%, 1.553% *, 10/9/2018	250,000	249,993
3-month LIBOR minus 0.180%, 1.593% *, 11/1/2019	500,000	500,000
1-month LIBOR minus 0.135%, 1.605% *, 4/11/2019	500,000	500,000
1-month LIBOR minus 0.110%, 1.63% *, 3/12/2019	750,000	749,962
1-month LIBOR minus 0.145%, 1.727% *, 2/26/2019	750,000	749,973
1-month LIBOR minus 0.145%, 1.732% *, 3/29/2019	1,000,000	1,000,000
1-month LIBOR minus 0.115%, 1.746% *, 7/23/2018	1,500,000	1,499,980
1-month LIBOR minus 0.130%, 1.747% *, 4/29/2019	3,500,000	3,500,000
1-month LIBOR minus 0.065%, 1.757% *, 7/20/2018	1,200,000	1,200,000
1-month LIBOR minus 0.095%, 1.777% *, 7/25/2019	1,000,000	999,983
1-month LIBOR plus 0.040%, 1.78% *, 1/10/2019	500,000	500,275
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.048% *, 11/13/2018	1,500,000	1,500,000
Federal Home Loan Bank:
1.489% **, 6/8/2018	500,000	498,613
1-month LIBOR minus 0.170%, 1.494% *, 6/1/2018	1,250,000	1,250,000
3-month LIBOR minus 0.250%, 1.517% *, 7/30/2018	500,000	500,000
3-month LIBOR minus 0.250%, 1.517% *, 8/3/2018	500,000	500,000
1-month LIBOR minus 0.160%, 1.526% *, 8/3/2018	1,000,000	1,000,000
1-month LIBOR minus 0.155%, 1.531% *, 7/5/2018	1,500,000	1,500,000
1.6% **, 4/11/2018	1,500,000	1,499,342
1.602% **, 5/11/2018	1,250,000	1,247,806
1-month LIBOR minus 0.080%, 1.606% *, 2/4/2019	800,000	800,000
1-month LIBOR minus 0.160%, 1.617% *, 5/15/2018	600,000	600,000
1.622% **, 4/30/2018	1,500,000	1,498,067
1-month LIBOR minus 0.110%, 1.63% *, 10/11/2018	3,500,000	3,500,715
1.632% **, 5/16/2018	1,000,000	997,988
1-month LIBOR minus 0.145%, 1.632% *, 8/15/2018	600,000	600,000
1-month LIBOR minus 0.150%, 1.636% *, 7/16/2018	2,000,000	2,000,000
1-month LIBOR minus 0.160%, 1.648% *, 7/19/2018	1,500,000	1,500,000
1-month LIBOR minus 0.135%, 1.673% *, 5/17/2018	2,500,000	2,500,000
1.693% **, 5/25/2018	750,000	748,121
1-month LIBOR minus 0.125%, 1.697% *, 8/20/2018	2,000,000	2,000,000
1-month LIBOR minus 0.140%, 1.732% *, 6/26/2018	1,500,000	1,500,000
1-month LIBOR minus 0.110%, 1.744% *, 2/22/2019	750,000	750,000
1-month LIBOR minus 0.110%, 1.744% *, 2/22/2019	750,000	750,000
1.767% **, 6/22/2018	3,000,000	2,988,089
3-month LIBOR minus 0.160%, 1.846% *, 5/30/2018	1,000,000	1,000,000
1.87% **, 8/24/2018	500,000	496,286
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.250%, 1.458% *, 10/10/2018	1,000,000	1,000,000
3-month LIBOR minus 0.280%, 1.531% *, 8/10/2018	500,000	500,000
1-month LIBOR minus 0.170%, 1.595% *, 6/14/2018	1,000,000	1,000,000
1.784% **, 8/9/2018	1,200,000	1,192,373
		49,367,559
U.S. Treasury Obligations 37.1%
U.S. Treasury Bills:
1.446% **, 4/5/2018	650,000	649,897
1.447% **, 4/5/2018	650,000	649,897
1.45% **, 5/31/2018	1,200,000	1,197,139
1.572% **, 4/5/2018	1,000,000	999,828
1.653% **, 5/24/2018	3,000,000	2,992,801
1.673% **, 4/12/2018	3,000,000	2,998,487
1.693% **, 6/14/2018	3,000,000	2,989,702
1.701% **, 6/14/2018	1,000,000	996,551
1.744% **, 4/19/2018	2,500,000	2,497,850
1.784% **, 6/28/2018	1,500,000	1,493,547
1.832% **, 8/23/2018	1,000,000	992,774
1.832% **, 8/23/2018	1,000,000	992,772
1.872% **, 9/20/2018	750,000	743,385
1.906% **, 9/27/2018	1,000,000	990,652
1.906% **, 9/27/2018	1,000,000	990,652
1.916% **, 9/20/2018	1,500,000	1,486,455
1.921% **, 9/27/2018	1,500,000	1,485,866
1.977% **, 9/20/2018	2,000,000	1,981,367
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 1.838% *, 4/30/2019	1,000,000	1,000,203
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.938% *, 10/31/2018	6,050,000	6,058,744
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.942% *, 7/31/2018	1,750,000	1,751,539
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.958% *, 4/30/2018	5,225,000	5,225,640
		41,165,748
Total Government & Agency Obligations (Cost $90,533,307)		90,533,307
Repurchase Agreements 17.9%
HSBC Securities, Inc., 1.76%, dated 3/27/2018, to be repurchased at $1,000,342 on 4/3/2018 (a)	1,000,000	1,000,000
Wells Fargo Bank, 1.81%, dated 3/29/2018, to be repurchased at $18,803,781 on 4/2/2018 (b)	18,800,000	18,800,000
Total Repurchase Agreements (Cost $19,800,000)		19,800,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $110,333,307)	99.6	110,333,307
Other Assets and Liabilities, Net	0.4	433,617
Net Assets	100.0	110,766,924

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*				Floating rate security. These securities are shown at their current rate as of March 31, 2018.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Collateralized by $1,015,000 U.S. Treasury Note, 2.75%, maturing on 2/15/2024 with a value of $1,023,151.
(b)				Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,084,893	Federal Home Loan Mortgage Corp.	3.0-4.5	11/1/2027-1/1/2048	7,099,724
11,998,148	Federal National Mortgage Association	2.86-6.0	1/1/2029-2/1/2048	12,076,276
Total Collateral Value				19,176,000

LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$90,533,307	$—	$90,533,307
Repurchase Agreement	—	19,800,000	—	19,800,000
Total	$—	$110,333,307	$—	$110,333,307

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 96.4%
Consumer Discretionary 13.5%
Auto Components 1.7%
Gentherm, Inc.*	15,354	521,269
Tenneco, Inc.	14,844	814,490
		1,335,759
Diversified Consumer Services 2.2%
Bright Horizons Family Solutions, Inc.*	10,132	1,010,363
ServiceMaster Global Holdings, Inc.*	13,978	710,781
		1,721,144
Hotels, Restaurants & Leisure 1.8%
Hilton Grand Vacations, Inc.*	15,442	664,315
Jack in the Box, Inc.	8,357	713,103
		1,377,418
Household Durables 2.0%
Helen of Troy Ltd.*	7,668	667,116
iRobot Corp.* (a)	13,414	861,045
		1,528,161
Internet & Direct Marketing Retail 0.5%
Shutterfly, Inc.*	4,658	378,462
Media 0.6%
Cinemark Holdings, Inc.	13,014	490,237
Specialty Retail 3.6%
Burlington Stores, Inc.*	10,349	1,377,969
The Children's Place, Inc.	7,548	1,020,867
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,661	339,293
		2,738,129
Textiles, Apparel & Luxury Goods 1.1%
Carter's, Inc.	6,302	656,038
Hanesbrands, Inc. (a)	8,966	165,154
		821,192
Consumer Staples 3.0%
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	6,150	675,086
Food Products 1.1%
Hain Celestial Group, Inc.*	16,391	525,659
SunOpta, Inc.*	44,516	316,064
		841,723
Household Products 1.0%
Spectrum Brands Holdings, Inc.	7,393	766,654
Energy 2.4%
Energy Equipment & Services 1.7%
Dril-Quip, Inc.*	16,509	739,603
Oil States International, Inc.*	23,188	607,526
		1,347,129
Oil, Gas & Consumable Fuels 0.7%
Alta Mesa Resources, Inc.*	19,910	159,280
Diamondback Energy, Inc.*	2,809	355,394
		514,674
Financials 5.9%
Banks 3.9%
FCB Financial Holdings, Inc. "A"*	15,144	773,858
Pinnacle Financial Partners, Inc.	10,105	648,741
South State Corp.	8,497	724,794
SVB Financial Group*	3,490	837,635
		2,985,028
Capital Markets 2.0%
Lazard Ltd. "A"	14,525	763,434
Moelis & Co. "A"	15,610	793,769
		1,557,203
Health Care 19.8%
Biotechnology 9.7%
Acceleron Pharma, Inc.*	14,415	563,626
Alkermes PLC*	12,591	729,774
Amicus Therapeutics, Inc.*	24,864	373,955
Arena Pharmaceuticals, Inc.*	7,580	299,410
Bluebird Bio, Inc.*	3,054	521,470
Clovis Oncology, Inc.*	3,126	165,053
Emergent BioSolutions, Inc.*	14,518	764,373
Heron Therapeutics, Inc.*	26,667	736,009
Ligand Pharmaceuticals, Inc.*	7,429	1,226,974
Neurocrine Biosciences, Inc.*	10,796	895,312
Retrophin, Inc.*	51,813	1,158,539
		7,434,495
Health Care Equipment & Supplies 1.2%
Cardiovascular Systems, Inc.*	22,867	501,474
Masimo Corp.*	4,535	398,853
		900,327
Health Care Providers & Services 6.4%
AMN Healthcare Services, Inc.*	8,400	476,700
BioScrip, Inc.*	338,372	832,395
Molina Healthcare, Inc.*	14,007	1,137,088
Providence Service Corp.*	16,969	1,173,237
RadNet, Inc.*	58,745	845,928
Tivity Health, Inc.*	11,432	453,279
		4,918,627
Health Care Technology 1.1%
athenahealth, Inc.*	3,075	439,817
HMS Holdings Corp.*	22,512	379,102
		818,919
Pharmaceuticals 1.4%
Avadel Pharmaceuticals PLC (ADR)* (a)	52,686	384,081
Nektar Therapeutics*	3,000	318,780
Pacira Pharmaceuticals, Inc.*	12,502	389,437
		1,092,298
Industrials 17.8%
Aerospace & Defense 1.0%
HEICO Corp.	8,586	745,351
Airlines 0.5%
JetBlue Airways Corp.*	18,893	383,906
Building Products 3.3%
A.O. Smith Corp.	16,215	1,031,112
Allegion PLC	9,100	776,139
Fortune Brands Home & Security, Inc.	12,443	732,768
		2,540,019
Commercial Services & Supplies 3.7%
Advanced Disposal Services, Inc.*	39,685	884,182
MSA Safety, Inc.	3,811	317,227
The Brink's Co.	11,060	789,131
UniFirst Corp.	5,289	854,967
		2,845,507
Construction & Engineering 0.6%
MasTec, Inc.*	6,511	306,343
Primoris Services Corp.	6,357	158,798
		465,141
Electrical Equipment 1.2%
Thermon Group Holdings, Inc.*	41,624	932,794
Machinery 4.9%
IDEX Corp.	3,029	431,663
ITT, Inc.	13,896	680,626
Kennametal, Inc.	22,978	922,796
REV Group, Inc.	18,735	388,939
WABCO Holdings, Inc.*	2,645	354,086
Welbilt, Inc.*	51,151	994,887
		3,772,997
Trading Companies & Distributors 2.6%
Rush Enterprises, Inc. "A"*	35,301	1,499,939
Titan Machinery, Inc.*	20,798	490,001
		1,989,940
Information Technology 25.5%
Communications Equipment 0.8%
Lumentum Holdings, Inc.*	9,082	579,432
Electronic Equipment, Instruments & Components 4.1%
Belden, Inc.	11,502	792,948
Cognex Corp.	14,784	768,620
IPG Photonics Corp.*	5,857	1,366,907
Knowles Corp.*	19,535	245,945
		3,174,420
Internet Software & Services 3.9%
2U, Inc.*	4,424	371,749
CoStar Group, Inc.*	4,311	1,563,513
Five9, Inc.*	20,949	624,071
GrubHub, Inc.*	3,879	393,602
		2,952,935
IT Services 5.1%
Broadridge Financial Solutions, Inc.	16,136	1,769,958
MAXIMUS, Inc.	9,060	604,664
WEX, Inc.*	4,517	707,452
WNS Holdings Ltd. (ADR)*	19,111	866,302
		3,948,376
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc.*	19,780	1,263,942
Advanced Micro Devices, Inc.*	22,933	230,477
Ambarella, Inc.* (a)	11,831	579,601
Cypress Semiconductor Corp.	50,093	849,577
		2,923,597
Software 7.3%
Aspen Technology, Inc.*	19,088	1,505,852
Proofpoint, Inc.*	8,009	910,223
QAD, Inc. "A"	10,595	441,282
Take-Two Interactive Software, Inc.*	2,302	225,089
Tyler Technologies, Inc.*	6,982	1,472,923
Varonis Systems, Inc.*	17,800	1,076,900
		5,632,269
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.*	20,606	350,302
Materials 6.1%
Chemicals 3.7%
KMG Chemicals, Inc.	16,579	993,911
Minerals Technologies, Inc.	13,266	888,159
Trinseo SA	12,784	946,655
		2,828,725
Construction Materials 1.3%
Eagle Materials, Inc.	10,034	1,034,004
Containers & Packaging 0.6%
Berry Global Group, Inc.*	8,183	448,510
Metals & Mining 0.5%
First Quantum Minerals Ltd.	26,713	375,083
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	36,400	912,912
SBA Communications Corp. *	2,141	365,940
Urban Edge Properties	27,384	584,648
		1,863,500
Total Common Stocks (Cost $49,975,243)		74,029,473
Convertible Preferred Stock 0.6%
Health Care
Providence Service Corp., 5.5% (b) (Cost $283,300)	2,833	491,157
Securities Lending Collateral 2.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares," 1.56% (c) (d) (Cost $1,679,281)	1,679,281	1,679,281
Cash Equivalents 3.3%
Deutsche Central Cash Management Government Fund, 1.64% (c) (Cost $2,547,852)	2,547,852	2,547,852
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,485,676)	102.5	78,747,763
Other Assets and Liabilities, Net	(2.5)	(1,910,283)
Net Assets	100.0	76,837,480

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 2.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares," 1.56% (c) (d)
3,961,099	—	2,281,818	—	—	3,191	—	1,679,281	1,679,281
Cash Equivalents 3.3%
Deutsche Central Cash Management Government Fund, 1.64% (c)
1,762,858	4,880,873	4,095,879	—	—	8,187	—	2,547,852	2,547,852
5,723,957	4,880,873	6,377,697	—	—	11,378	—	4,227,133	4,227,133

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $1,664,053, which is 2.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$74,029,473	$—	$—	$74,029,473
Convertible Preferred Stock	—	—	491,157	491,157
Short-Term Investments (e)	4,227,133	—	—	4,227,133
Total	$78,256,606	$—	$491,157	$78,747,763

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 96.2%
Consumer Discretionary 11.5%
Auto Components 2.9%
Standard Motor Products, Inc.	34,175	1,625,705
Visteon Corp.*	14,337	1,580,511
		3,206,216
Automobiles 1.3%
Winnebago Industries, Inc.	36,622	1,376,987
Diversified Consumer Services 1.1%
Regis Corp.*	76,668	1,159,987
Hotels, Restaurants & Leisure 1.3%
Denny's Corp.*	90,696	1,399,439
Household Durables 2.5%
Helen of Troy Ltd.*	14,195	1,234,965
PulteGroup, Inc.	49,589	1,462,379
		2,697,344
Specialty Retail 0.2%
Foot Locker, Inc.	5,700	259,578
Textiles, Apparel & Luxury Goods 2.2%
Carter's, Inc.	14,103	1,468,122
Columbia Sportswear Co.	12,964	990,839
		2,458,961
Consumer Staples 6.2%
Food & Staples Retailing 0.9%
U.S. Foods Holding Corp.*	29,179	956,196
Food Products 2.6%
Lamb Weston Holdings, Inc.	35,226	2,050,858
Pinnacle Foods, Inc.	15,361	831,030
		2,881,888
Household Products 2.7%
Central Garden & Pet Co.*	41,149	1,769,407
Energizer Holdings, Inc.	19,227	1,145,544
		2,914,951
Energy 5.7%
Oil, Gas & Consumable Fuels
Cimarex Energy Co.	11,254	1,052,249
Diamondback Energy, Inc.*	11,486	1,453,209
Golar LNG Ltd. (a)	38,278	1,047,286
Matador Resources Co.*	67,620	2,022,514
Parsley Energy, Inc. "A"*	21,785	631,547
		6,206,805
Financials 20.0%
Banks 9.9%
Eagle Bancorp., Inc.*	22,046	1,319,453
Great Western Bancorp., Inc.	58,734	2,365,218
Hancock Holding Co.	44,916	2,322,157
Pacific Premier Bancorp., Inc.*	35,400	1,423,080
Sterling Bancorp.	98,354	2,217,883
TCF Financial Corp.	23,600	538,316
UMB Financial Corp.	7,300	528,447
		10,714,554
Capital Markets 1.5%
E*TRADE Financial Corp.*	29,743	1,648,060
Insurance 6.3%
Brown & Brown, Inc.	24,922	634,015
CNO Financial Group, Inc.	114,822	2,488,193
ProAssurance Corp.	19,800	961,290
Reinsurance Group of America, Inc.	18,257	2,811,578
		6,895,076
Thrifts & Mortgage Finance 2.3%
Walker & Dunlop, Inc.	41,330	2,455,829
Health Care 3.2%
Health Care Providers & Services 2.3%
Encompass Health Corp.	44,137	2,523,312
Life Sciences Tools & Services 0.9%
PerkinElmer, Inc.	12,605	954,451
Industrials 20.5%
Airlines 0.9%
Alaska Air Group, Inc.	16,296	1,009,700
Building Products 1.0%
Simpson Manufacturing Co., Inc.	18,957	1,091,734
Commercial Services & Supplies 3.6%
Interface, Inc.	76,675	1,932,210
The Brink's Co.	27,034	1,928,876
		3,861,086
Electrical Equipment 1.5%
EnerSys	23,378	1,621,732
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	10,733	1,120,632
Machinery 8.5%
Douglas Dynamics, Inc.	39,362	1,706,343
Federal Signal Corp.	78,600	1,730,772
Global Brass & Copper Holdings, Inc.	50,600	1,692,570
Hillenbrand, Inc.	50,749	2,329,379
Stanley Black & Decker, Inc.	11,413	1,748,471
		9,207,535
Professional Services 2.3%
ICF International, Inc.	17,661	1,032,286
ManpowerGroup, Inc.	13,033	1,500,098
		2,532,384
Trading Companies & Distributors 1.7%
AerCap Holdings NV*	36,133	1,832,666
Information Technology 10.4%
Electronic Equipment, Instruments & Components 5.6%
Dolby Laboratories, Inc. "A"	19,158	1,217,682
Insight Enterprises, Inc.*	50,900	1,777,937
Keysight Technologies, Inc.*	33,452	1,752,550
Rogers Corp.*	11,340	1,355,584
		6,103,753
Internet Software & Services 1.3%
LogMeIn, Inc.	12,334	1,425,194
IT Services 1.1%
Travelport Worldwide Ltd.	75,169	1,228,261
Semiconductors & Semiconductor Equipment 0.4%
Teradyne, Inc.	8,200	374,822
Software 2.0%
Verint Systems, Inc.*	51,596	2,197,990
Materials 6.2%
Chemicals 3.0%
GCP Applied Technologies, Inc.*	36,538	1,061,429
Minerals Technologies, Inc.	26,600	1,780,870
Tronox Ltd. "A"	24,518	452,112
		3,294,411
Containers & Packaging 1.7%
Owens-Illinois, Inc.*	86,300	1,869,258
Metals & Mining 1.5%
Commercial Metals Co.	28,909	591,478
Steel Dynamics, Inc.	23,323	1,031,343
		1,622,821
Real Estate 8.9%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	37,431	1,798,185
Brixmor Property Group, Inc.	34,694	529,084
Community Healthcare Trust, Inc.	45,600	1,173,744
Easterly Government Properties, Inc.	64,491	1,315,616
Highwoods Properties, Inc.	26,400	1,156,848
Pebblebrook Hotel Trust (a)	50,268	1,726,706
Physicians Realty Trust	30,195	470,136
STAG Industrial, Inc.	60,800	1,454,336
		9,624,655
Utilities 3.6%
Electric Utilities 2.0%
IDACORP, Inc.	23,881	2,107,976
Gas Utilities 1.6%
ONE Gas, Inc.	26,776	1,767,752
Total Common Stocks (Cost $87,173,786)		104,603,996
Securities Lending Collateral 1.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (b) (c) (Cost $1,546,230)	1,546,230	1,546,230
Cash Equivalents 3.8%
Deutsche Central Cash Management Government Fund, 1.64% (b) (Cost $4,116,256)	4,116,256	4,116,256
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $92,836,272)	101.4	110,266,482
Other Assets and Liabilities, Net	(1.4)	(1,575,143)
Net Assets	100.0	108,691,339

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 1.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (b) (c)
—	1,546,230	—	—	—	312	—	1,546,230	1,546,230
Cash Equivalents 3.8%
Deutsche Central Cash Management Government Fund, 1.64% (b)
4,418,900	10,075,316	10,377,960	—	—	13,997	—	4,116,256	4,116,256

4,418,900	11,621,546	10,377,960	—	—	14,309	—	5,662,486	5,662,486

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $1,539,153, which is 1.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$104,603,996	$—	$—	$104,603,996
Short-Term Investments (d)	5,662,486	—	—	5,662,486
Total	$110,266,482	$—	$—	$110,266,482

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Multisector Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 31.3%
Consumer Discretionary 2.4%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)		60,000	59,850
Charter Communications Operating LLC, 3.75%, 2/15/2028		60,000	55,136
Expedia Group, Inc., 3.8%, 2/15/2028		55,000	51,081
Nordstrom, Inc.:
4.0%, 3/15/2027		20,000	19,486
5.0%, 1/15/2044		35,000	32,884
			218,437
Consumer Staples 0.5%
BAT Capital Corp., 144A, 4.54%, 8/15/2047		30,000	29,677
Molson Coors Brewing Co., 4.2%, 7/15/2046		15,000	14,178
			43,855
Energy 6.2%
Canadian Natural Resources Ltd., 4.95%, 6/1/2047		20,000	20,864
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025		65,000	62,887
Energy Transfer Partners LP:
4.5%, 11/1/2023		20,000	20,257
5.95%, 10/1/2043		10,000	10,046
EnLink Midstream Partners LP, 5.45%, 6/1/2047		35,000	34,373
Hess Corp., 5.8%, 4/1/2047		25,000	26,279
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		200,000	199,758
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		40,000	37,220
Oasis Petroleum, Inc., 6.875%, 3/15/2022		50,000	50,712
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		10,000	9,302
Weatherford International Ltd., 9.875%, 2/15/2024 (b)		100,000	91,250
			562,948
Financials 3.8%
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		30,000	29,318
FS Investment Corp., 4.75%, 5/15/2022		40,000	40,393
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		20,000	20,570
Legg Mason, Inc., 5.625%, 1/15/2044		20,000	21,716
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		20,000	21,893
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022		200,000	195,904
Voya Financial, Inc., 4.8%, 6/15/2046		15,000	15,411
			345,205
Health Care 1.0%
Allergan Funding SCS, 4.75%, 3/15/2045		4,000	3,924
Celgene Corp., 5.0%, 8/15/2045		10,000	10,418
CVS Health Corp., 5.125%, 7/20/2045		30,000	31,820
Express Scripts Holding Co., 4.8%, 7/15/2046		20,000	20,303
Mylan NV, 5.25%, 6/15/2046		25,000	25,497
			91,962
Industrials 0.7%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		60,000	58,782
Information Technology 1.4%
Dell International LLC, 144A, 8.1%, 7/15/2036		20,000	24,315
DXC Technology Co., 4.75%, 4/15/2027		60,000	62,245
Pitney Bowes, Inc., 3.625%, 9/15/2020		15,000	14,850
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		30,000	29,668
			131,078
Materials 1.2%
AK Steel Corp., 7.0%, 3/15/2027 (b)		100,000	97,750
CF Industries, Inc., 144A, 4.5%, 12/1/2026		5,000	5,074
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		10,000	10,233
			113,057
Real Estate 1.8%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		25,000	21,628
(REIT), 5.95%, 12/15/2026 (b)		35,000	29,452
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		15,000	15,940
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		25,000	24,927
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		35,000	33,964
Select Income REIT:
(REIT), 4.15%, 2/1/2022		30,000	29,999
(REIT), 4.25%, 5/15/2024		10,000	9,764
			165,674
Telecommunication Services 1.0%
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		100,000	92,500
Utilities 11.3%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		1,000,000	1,022,730
Southern Power Co., Series F, 4.95%, 12/15/2046		7,000	7,256
			1,029,986
Total Corporate Bonds (Cost $2,900,548)			2,853,484
Asset-Backed 2.3%
Home Equity Loans 0.2%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		17,554	17,882
Miscellaneous 2.1%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		109,450	110,626
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		86,735	85,376
			196,002
Total Asset-Backed (Cost $213,316)			213,884
Commercial Mortgage-Backed Security 4.9%
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038 (Cost $476,952)		473,990	442,532
Collateralized Mortgage Obligations 12.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.862% **, 2/25/2034		35,547	35,510
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.163% **, 12/25/2035		43,854	44,612
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		32,654	32,593
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.022% **, 9/25/2028		63,299	63,773
Federal Home Loan Mortgage Corp.:
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		131,377	9,782
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		449,821	99,333
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		104,307	21,771
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		995,363	118,067
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		125,353	15,187
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		253,897	45,358
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		39,946	8,221
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		129,510	25,379
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		132,586	24,602
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		113,931	21,331
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.538% **, 4/25/2036		146,681	145,242
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 3.78% **, 10/25/2033		29,804	29,997
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 2.98% **, 1/15/2049	AUD	500,000	385,054
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 3.478% **, 12/25/2034		38,346	38,356
Total Collateralized Mortgage Obligations (Cost $919,842)			1,164,168
Government & Agency Obligations 29.7%
Other Government Related (c) 5.7%
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	203,053
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		290,000	319,629
			522,682
Sovereign Bonds 20.0%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		200,000	196,822
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	107,429
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024		200,000	195,964
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	2,905,889	149,660
Republic of Angola, 144A, 9.5%, 11/12/2025		200,000	226,000
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	162
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	49,265
Republic of Namibia, 144A, 5.25%, 10/29/2025		200,000	198,512
Republic of Senegal, 144A, 6.25%, 7/30/2024		200,000	208,304
Republic of Slovenia, 144A, 5.5%, 10/26/2022		100,000	109,506
Republic of Zambia, 144A, 5.375%, 9/20/2022		200,000	189,960
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	3,845,600	192,068
			1,823,652
U.S. Treasury Obligations 4.0%
U.S. Treasury Bond, 3.0%, 5/15/2047		20,000	20,097
U.S. Treasury Notes:
1.5%, 5/31/2019		232,600	230,783
1.625%, 12/31/2019		109,000	107,808
			358,688
Total Government & Agency Obligations (Cost $2,667,696)			2,705,022
Short-Term U.S. Treasury Obligations 12.1%
U.S. Treasury Bills:
1.18% ***, 8/16/2018 (d)		380,000	377,354
1.381% ***, 10/11/2018		730,000	722,797
Total Short-Term U.S. Treasury Obligations (Cost $1,102,891)			1,100,151
Loan Participations and Assignments 5.1%
Senior Loans **
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 6/24/2021		67,375	68,081
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.111%, 2/22/2024		60,000	60,183
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.877%, 6/7/2023		57,187	57,616
MEG Energy Corp.:
Term Loan B, 1-week USD LIBOR + 3.500%, 5.2%, 12/31/2023		3,400	3,407
Term Loan B, 3-month USD LIBOR + 3.500%, 5.81%, 12/31/2023		2,298	2,302
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.052%, 6/30/2023		113,713	113,997
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.089%, 8/17/2020		85,950	86,254
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.24%, 4/1/2022		75,505	76,387
Total Loan Participations and Assignments (Cost $465,411)			468,227
Convertible Bond 2.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006% PIK, 10/18/2025 ** (e) (Cost $142,106)		142,980	176,437
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		4	101
Materials 0.1%
GEO Specialty Chemicals, Inc.* (e)		33,390	7,513
Total Common Stocks (Cost $25,407)			7,614
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $17,432)		85	2,500
Securities Lending Collateral 3.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (f) (g) (Cost $279,373)		279,373	279,373
Cash Equivalents 5.4%
Deutsche Central Cash Management Government Fund, 1.64% (f) (Cost $490,608)		490,608	490,608
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $9,701,582)		108.8	9,904,000
Other Assets and Liabilities, Net		(8.8)	(798,608)
Net Assets		100.0	9,105,392

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 3.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (f) (g)
154,990	124,383	—	—	—	1,001	—	279,373	279,373
Cash Equivalents 5.4%
Deutsche Central Cash Management Government Fund, 1.64% (f)
539,169	1,386,929	1,435,490	—	—	1,796	—	490,608	490,608
694,159	1,511,312	1,435,490	—	—	2,797	—	769,981	769,981

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $269,844, which is 3.0% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Investment was valued using significant unobservavable inputs.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	6/20/2018	8	1,018,892	1,038,875	19,983

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	505,000	USD	394,647	5/14/2018	6,767	Canadian Imperial Bank of Commerce
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	3,546,000	USD	187,257	4/19/2018	(7,317)	HSBC Holdings PLC

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$2,853,484	$—	$2,853,484
Asset-Backed	—	213,884	—	213,884
Commercial Mortgage-Backed Security	—	442,532	—	442,532
Collateralized Mortgage Obligations	—	1,164,168	—	1,164,168
Government & Agency Obligations	—	2,705,022	—	2,705,022
Short-Term U.S. Treasury Obligations	—	1,100,151	—	1,100,151
Loan Participations and Assignments	—	468,227	—	468,227
Convertible Bond	—	—	176,437	176,437
Common Stocks	101	—	7,513	7,614
Warrant	—	—	2,500	2,500
Short-Term Investments (h)	769,981	—	—	769,981
Derivatives (i)
Futures Contracts	19,983	—	—	19,983
Forward Foreign Currency Exchange Contracts	—	6,767	—	6,767
Total	$790,065	$8,954,235	$186,450	$9,930,750
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(7,317)	$—	$(7,317)
Total	$—	$(7,317)	$—	$(7,317)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2017	$180,626	$4,455	$2,298	$187,379
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(4,329)	(2,416)	202	(6,543)
Amortization premium/discount	4	—	—	4
Purchases	136	5,474	—	5,610
(Sales)	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of March 31, 2018	$176,437	$7,513	$2,500	$186,450
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2018	$(4,329)	$(2,416)	$202	$(6,543)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Convertible Bond
Materials	$176,437	Market Approach	EV/EBITDA Multiple	6.08%
			Discount to public comparables	20%
			Discount for lack of marketability	20%
Common Stocks
			Implied Volatility of Option	45%
			Discount Rate	17.34%
Materials	$7,513	Market Approach	EV/EBITDA Multiple	6.08%
			Discount to public comparables	33%
			Discount for lack of marketability	20%
Warrant
Materials	$2,500	Black Scholes Option Pricing Model	Implied Volatility of Option	21.57%
			Illiquidity Discount	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ (550)
Interest Rate Contracts	$ 19,983	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018